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                                                       Registration No. 2-96546
                                                                     Rule 497(c)
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CONNECTICUT DAILY TAX                                 600 FIFTH AVENUE
FREE INCOME FUND, INC.                                NEW YORK, NY 10020
Class A Shares; Class B Shares                        (212) 830-5345
                                                      (800) 433-1918 (Toll Free)

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PROSPECTUS
May 28, 2004


A money market fund whose investment objectives are to seek as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

2    Risk/Return Summary: Investments, Risks           8   Management, Organization and Capital Structure
     and Performance                                   9   Shareholder Information
5    Risk/Return Summary: Fee Table                   18   Distribution Arrangements
6    Investment Objectives, Principal Investment      20   Financial Highlights
     Strategies and Related Risks

The Notice of the Reich & Tang Privacy Policy is included with this Prospectus but is not part of the Prospectus.

I.   RISK/RETURN SUMMARY: INVESTMENTS,
     RISKS AND PERFORMANCE

Investment Objectives
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     The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity, and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies
--------------------------------------------------------------------------------

     The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of: (i) Connecticut, and its political subdivisions; (ii) Puerto Rico, Guam and other United States Territories, and their political subdivisions; and (iii) other states.

     These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations.

     The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

     The Fund intends to concentrate (i.e., invest 25% or more of the Fund's net assets) in Connecticut Municipal Obligations, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies or other financial institutions.

Principal Risks
--------------------------------------------------------------------------------

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value. o The amount of income the Fund generates will vary with changes in prevailing interest rates. o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

     Corporation or any other governmental agency.
o Because the Fund intends to concentrate in Connecticut Municipal Obligations, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

o Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail.

o An investment in the Fund should be made with an understanding of the risks that an investment in Connecticut Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of Connecticut are described in "Connecticut Risk Factors" in the Statement of Additional Information.

o Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

Risk/Return Bar Chart and Table
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     The following bar chart and table may assist you in deciding whether to invest in the Fund. The bar chart shows the change in the annual total returns of the Fund's Class A shares for the last ten calendar years. The table shows the Fund's average annual total return for the last one, five and ten year periods for the Class A shares and the last one and five year periods for the Class B shares. The table also includes the Fund's average annual total return since inception for each Class. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield for each Class may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

--------------------------------------------------------------------------------
       Connecticut Daily Tax Free Income Fund, Inc. - Class A (1)(2)(3)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
1994                2.18%
1995                3.04%
1996                2.59%
1997                2.74%
1998                2.55%
1999                2.30%
2000                3.04%
2001                1.87%
2002                0.58%
2003                0.17%

(1) As of March 31, 2004, the Class A shares of the Fund had a year to date return of 0.01%.

(2) The Fund's highest quarterly return for its Class A shares was 0.81% for the quarter ended June 30, 1995; the lowest quarterly return for its Class A shares was 0.02% for the quarter ended September 30, 2003.

(3) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

Average Annual Total Returns - For the periods ended December 31, 2003

                                          Class A              Class B

One Year                                   0.17%                0.35%
Five Years                                 1.58%                1.79%
Ten Years                                  2.10%                N/A
Since Inception*                           2.92%                2.11%

____________
* Inception is May 23, 1985, for Class A shares and October 10, 1996 for Class B shares.

================================================================================
                                    FEE TABLE
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.

Shareholder Fees
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................            $15.00*

* There is a $15.00 fee for all wire redemptions of less than $10,000.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
                                             Class A Shares       Class B Shares

Management Fees...........................        0.30%               0.30%
Distribution and Service (12b-1) Fees.....        0.20%               None
Other Expenses............................        0.45%               0.46%
  Administration Fees.....................   0.21%             0.21%
                                                  -----               -----
Total Annual Fund Operating Expenses......        0.95%               0.76%

The Fund's distributor has voluntarily waived a portion of the 12b-1 Fees for the Class A shares only. After such waiver, the 12b-1 Fees were 0.18% for the Class A shares. As a result, the actual Total Annual Fund Operating Expenses for the Class A shares were 0.93%. This fee waiver arrangement may be terminated at any time at the option of the distributor.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year          3 Years           5 Years          10 Years
Class A:           $97              $303              $525            $1,166
Class B:           $78              $243              $422            $  942

II.  INVESTMENT OBJECTIVES, PRINCIPAL
     INVESTMENT STRATEGIES AND RELATED
     RISKS

Investment Objectives
--------------------------------------------------------------------------------

     The Fund is a tax-exempt money market fund that seeks as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

     The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund.

Principal Investment Strategies
--------------------------------------------------------------------------------

      Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations, the Fund at all times will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and Connecticut personal income tax. This policy is fundamental and may not be changed without shareholder approval.

      With respect to 20% of its net assets, the Fund may purchase taxable securities, including Municipal Obligations, whose interest income is subject to federal, state and local income tax. The kinds of taxable securities in which the Fund may invest are limited to short-term, fixed income securities as more fully described in "Description of the Fund and Its Investment and Risks - Taxable Securities" in the Statement of Additional Information.

     Included in the same 20% of net assets in taxable securities, the Fund may also purchase Municipal Obligations whose interest income may be subject to the federal alternative minimum tax.

     The Fund may also invest in Participation Certificates in Municipal Obligations. Participation Certificates represent the Fund's interest in a Municipal Obligation that is held by another entity (i.e., banks, insurance companies or other financial institutiions). Instead of purchasing a Municipal Obligation directly, the Fund purchases and holds an undivided interest in a Municipal Obligation that is held by a third party. The Fund's interest in the underlying Municipal Obligation is proportionate to the Fund's participation interest. Ownership of the Participation Certificates causes the Fund to be treated as the owner of the underlying Municipal Obligations for federal income tax purposes.

     The Fund may invest more than 25% of its assets in Participation Certificates in Industrial Revenue Bonds and other Connecticut Municipal Obligations.

     To the extent suitable Connecticut Municipal Obligations and territorial Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The dividends derived from these investments will be designated by the Fund as derived from interest income that will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from federal income tax, but will be subject to Connecticut personal income tax.

     The Fund will invest primarily in Connecticut Municipal Obligations. As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment manager. Such a temporary defensive position may cause the Fund to not achieve its investment objectives.

     With respect to 75% of its total assets, the Fund shall invest not more than 5% of its total assets in Municipal Obligations issued by a single issuer. The Fund shall not invest more than 5% of its total assets in Municipal Obligations issued by a single issuer unless the Municipal Obligations are of the highest quality.

     With respect to 75% of its total assets, the Fund shall invest not more than 10% of its total assets in Municipal Obligations backed by a demand feature or guarantee from the same institution.

     The Fund's investments may also include "when-issued" Municipal Obligations and stand-by commitments.

     The Fund's investment manager considers the following factors when buying and selling securities for the Fund's portfolio: (i) the availability of cash,
(ii) redemption requests, (iii) yield management, and (iv) credit management.

     In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 90 days or less.

     The Fund will only invest in either securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but that have been determined by the Fund's investment manager to be of comparable quality.

     For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks
--------------------------------------------------------------------------------

     The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments, which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

     By investing in liquid, short-term, high quality investments that have high quality credit support from banks, insurance companies or other financial institutions (i.e., Participation Certificates and other variable rate demand instruments), the Fund's management believes that it can protect the Fund against credit risks that may exist on long-term Connecticut Municipal Obligations. However, the Fund may still be exposed to the credit risk of the institution providing the investment. Changes in the credit quality of the provider could affect the value of the security and your investment in the Fund.

     Because of the Fund's concentration in investments in Connecticut Municipal Obligations, the safety of an investment in the Fund will depend substantially upon the financial strength of Connecticut and its political subdivisions.

     The primary purpose of investing in a portfolio of Connecticut Municipal Obligations is the special tax treatment accorded Connecticut resident individual investors. Payment of interest and preservation of principal, however, are dependent upon the continuing ability of the Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of Connecticut issues with those of more diversified portfolios, including out-of-state issues, before making an investment decision.

     Because the Fund may concentrate in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. These characteristics and risks include extensive governmental regulations, changes in the availability and cost of capital funds, and general economic conditions (see "Description of the Fund and Its Investments and Risks - Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information). These factors may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

Disclosure of Portfolio Holdings
--------------------------------------------------------------------------------

     The Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The schedule of portfolio holdings will be delayed at least 5 days after the date the schedule is available. The Fund may terminate or modify this policy at any time without further notice to shareholders.

III. MANAGEMENT, ORGANIZATION AND
     CAPITAL STRUCTURE

     The Fund's investment manager is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of April 30, 2004 the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $15.99 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of sixteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

     Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Pursuant to the Investment Management Contract, the Fund pays the Manager a fee equal to 0.30% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. For the fiscal year ended January 31, 2004, the Fund paid the Manager a management fee equal to 0.30% per annum of the Fund's average daily net assets.

     Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with the personnel to perform all other clerical and accounting type functions not performed by the Manager under the Investment Management Contract. For its services under the Administrative Services Contract, the Fund pays the Manager a fee equal to 0.21% per annum of the Fund's average daily net assets. For the fiscal year ended January 31, 2004, the Fund paid the Manager a fee for administrative services equal to 0.21% per annum for the Fund's average daily net assets.

     The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares.

     In addition, Reich & Tang Distributors, Inc., (the "Distributor"), receives a servicing fee equal to 0.20% per annum of the average daily net assets of the Class A shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. Investment management fees and operating expenses which are attributable to more than one Class of shares of the Fund will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

IV.  SHAREHOLDER INFORMATION

     The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations (see "Investments Through Participating Organizations - Purchase of Class A Shares" for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares
--------------------------------------------------------------------------------

     The net asset value of the Fund's shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans' Day. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The Fund's net asset value is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

     The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

     Shares are issued as of the first determination of the Fund's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Fund shares begin accruing income on the day the shares are issued to an investor.

     The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier's checks or similar instruments) and certain other forms of payment at its discretion. Certificates for Fund shares will not be issued to investors.


Purchase of Fund Shares
--------------------------------------------------------------------------------

     The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

        Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly as Class B shareholders. Class B shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through Participating Organizations who, because they may not be legally permitted to receive such as fiduciaries, do not receive compensation from the Distributor or the Manager.

     The minimum initial investment in the Fund for both Classes of shares is
(i) $1,000 for purchases through Participating Organizations - this may be satisfied by initial investments aggregating $1,000 by a Participating Organization on behalf of their customers whose initial investments are less than $1,000, (ii) $1,000 for securities brokers, financial institutions and other industry professionals that are not Participating Organizations, and (iii) $5,000 for all other investors. Initial investments may be made in any amount in excess of the applicable minimums. The minimum amount for subsequent investments is $100 unless the investor is a client of a Participating Organization whose clients have made aggregate subsequent investments of $100.

     Each shareholder, except those purchasing through Participating Organizations, will receive a personalized monthly statement from the Fund listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating
Organizations - Purchase of Class A Shares
--------------------------------------------------------------------------------

     Generally, investors purchasing shares through a Participating Organization become Class A shareholders and are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

     Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to the Participant Investors showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and
(iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

     Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadlines of the fund due to processing or other reasons.

     A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

     Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern Time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Class B Shares
--------------------------------------------------------------------------------

     Investors who wish to invest in the Fund directly may obtain a current prospectus and the Fund application necessary to open an account by telephoning the Fund at the following numbers:

    Within New York                 (212) 830-5345
    Toll Free                       (800) 433-1918

Mail and Personal Delivery

     Investors may send or deliver a check made payable to "Connecticut Daily Tax Free Income Fund, Inc." along with a completed Fund application to:

     Connecticut Daily Tax Free Income Fund, Inc.
     Reich & Tang Funds
     600 Fifth Avenue-8th Floor
     New York, New York 10020

     Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. An investor's purchase order will not be accepted until the Fund receives Federal Funds. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20 fee for each returned check.

Bank Wire

     To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 315-1112. The original Fund application and documentation should then be mailed to the address specified under "Mail and Personal Delivery." The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

     The Bank of New York
     ABA # 021000018
     Reich & Tang Funds
     DDA # 8900403527
     For Connecticut Daily Tax Free
        Income Fund, Inc.
     Account of (Investor's Name)
                ------------------------------------
     Fund Account #
                  --------------------------------
     SS#/Tax ID#
                ------------------------------------

     An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

     There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege
--------------------------------------------------------------------------------

     You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation in the Privilege in these programs upon 30 days' notice to you.

Subsequent Purchases of Shares
--------------------------------------------------------------------------------

     Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

     Connecticut Daily Tax Free Income Fund, Inc.
     Mutual Funds Group
     P.O. Box 13232
     Newark, New Jersey 07101-3232

     There is a $100 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.

        Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares
--------------------------------------------------------------------------------

     A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of the Fund upon receipt by the Fund's transfer agent of the redemption order (and any supporting documentation that the Fund's transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., Eastern time. However, redemption payments will not be paid out unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which can take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

     A shareholder's original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

     Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

     Connecticut Daily Tax Free Income Fund, Inc.
     c/o Reich & Tang Funds
     600 Fifth Avenue-8th Floor
     New York, New York 10020

     All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed. Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks

     By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

     There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

     Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder's account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

     Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, the Fund will provide the shareholder with a supply of checks.

Telephone

     The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholders at their addresses of record or, if in excess of $1,000, to their bank accounts, both as set forth in the Fund application or in a subsequent written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus, such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

     A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, and
(v) the name of the person requesting the redemption. Usually, the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 4:00 p.m., Eastern time. Proceeds are sent the next Fund Business Day if the redemption request is received after 4:00 p.m., Eastern time. The Fund reserves the right to terminate or modify the telephone redemption service in whole or in part at any time and will notify shareholders accordingly.

Generally

     There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all of his shares of the Fund, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

     The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings),
(ii) any period during which the Securities and Exchange Commission (the "SEC") determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

     The Fund and its agents reserve the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

     The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization's account after a withdrawal is less than $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period, a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase his total net asset value to the minimum amount.

     In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Specified Amount Automatic
Withdrawal Plan
--------------------------------------------------------------------------------

     Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the 23rd day of the month. Whenever such 23rd day of a month is not a Fund Business Day, the payment date is the Fund Business Day preceding the 23rd day of the month. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

     The election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating on the Fund application. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund's transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder but the Fund does not expect that there will be any realized capital gains.

Dividends and Distributions
--------------------------------------------------------------------------------

     The Fund declares dividends equal to all its net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

     Net realized capital gains (the excess of net long-term capital gains over net short-term capital gains), if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.

     Because Class A shares bear the service fee under the Fund's 12b-1 Plan, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares of the Fund. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege
--------------------------------------------------------------------------------

     Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund. If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. Currently the exchange privilege program has been established between the Fund and California Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc. and Short Term Income Fund, Inc. In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

     There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000. However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

     The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares of the same Class may be exchanged only between investment company accounts registered in identical names. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is to be made.

     Instructions for exchanges may be made by sending a signature guaranteed written request to:

     Connecticut Daily Tax Free Income Fund, Inc.
     c/o Reich & Tang Funds
     600 Fifth Avenue-8th Floor
     New York, New York 10020

or, for shareholders who have elected that option, by telephoning the Fund at
(212)-830-5345 or toll free at (800) 433-1918. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Tax Consequences
--------------------------------------------------------------------------------

Federal Income Taxes

      Dividends paid by the Fund that are designated by the Fund as exempt interest dividends and derived from Municipal Obligations and Participation Certificates, will be exempt from regular federal income tax, provided the Fund complies with the requirements of the Internal Revenue Code (the "Code") regarding the qualification of the Fund to pay exempt-interest dividends, but may be subject to federal alternative minimum tax.

      The Fund may invest a portion of its assets in taxable securities the interest income on which is subject to federal, state and local income tax or that otherwise generate income that is not exempt from federal or state income tax; therefore, shareholders may receive some taxable income with respect to their shares in the Fund. Income exempt from federal income tax may nevertheless be subject to state and local income tax.

      Dividends paid from taxable income, if any, and distributions of any realized short-term capital gains (from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund.

      The Fund does not expect to realize long-term capital gains, and thus does not contemplate distributing "capital gain dividends" or having undistributed capital gain income within the meaning of the Code. The Fund will inform shareholders of the amount and nature of its income and gains in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year.

     The sale, exchange or redemption of shares will generally be the taxable disposition of an asset that may result in taxable gain or loss for the shareholder if the shareholder receives more or less than his or her tax basis in the shares, which generally is the amount he or she paid for the shares, including adjustments for taxable dividends received in the form of additional shares. An exchange pursuant to the exchange privilege is treated as a sale on which the shareholder may realize a taxable gain or loss.

     For shareholders that are Social Security and Railroad Retirement recipients, interest on tax-exempt bonds, including exempt-interest dividends paid by the Fund, is to be added to shareholders' adjusted gross income to determine the amount of Social Security benefits includible in their gross income.

     Interest on certain personal private activity bonds will constitute an item of tax preference subject to the individual alternative minimum tax. Corporations will be required to include in alternative minimum taxable income 75% of the amount by which their adjusted current earnings (including tax-exempt interest) exceeds their alternative minimum taxable income (determined without this tax item). In certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on tax-exempt interest.

     With respect to variable rate demand instruments, including Participation Certificates therein, the Fund will be treated for federal income tax purposes as the owner of an interest in the underlying Municipal Obligations and the interest thereon will be exempt from regular federal income taxes to the Fund to the same extent as the interest on the underlying Municipal Obligations.

      The United States Supreme Court has held that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations.

Connecticut Income Taxes

     The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority. However, in the opinion of Day, Berry & Howard LLP, special Connecticut tax counsel to the Fund, dividends paid by the Fund that qualify as exempt-interest dividends for federal income tax purposes and that are correctly designated by the Fund as derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Municipal Obligations") or from obligations the interest on which Connecticut is prohibited from taxing by federal law ("Territorial Municipal Obligations") are not subject to the Connecticut tax on the Connecticut taxable income of individuals, trusts and estates (the "Connecticut Personal Income Tax").

     Exempt-interest dividends that are not derived from Connecticut Municipal Obligations or Territorial Municipal Obligations and any other dividends of the Fund that are treated as ordinary income for federal income tax purposes are includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax.

     While capital gain dividends are not anticipated by the Fund, capital gain dividends, whether received in cash or reinvested in additional shares of the Fund, and amounts, if any, in respect of undistributed long-term capital gains of the Fund would be includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax, as would gains, if any, recognized upon the redemption, sale, or exchange of shares of the Fund, except that, in the case of taxpayers holding shares of the Fund as capital assets, amounts treated as capital gain dividends for federal income tax purposes that are derived from Connecticut Municipal Obligations are not subject to the tax.

     Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than exempt-interest dividends derived from Connecticut Municipal Obligations or Territorial Municipal Obligations, may be subject to the net Connecticut minimum tax.

     All dividends paid by the Fund, including exempt-interest dividends, are includible in gross income for purposes of the Connecticut Corporation Business Tax payable by companies taxed as corporations. However, the Corporation Business Tax allows a deduction for a portion of amounts includible in gross income thereunder to the extent they are treated as dividends other than exempt-interest dividends or capital gain dividends for federal income tax purposes, but disallows deductions for expenses related to such amounts.

     Shareholders are urged to consult their tax advisors with respect to the treatment of distributions from the Fund in their own states and localities.

V.   DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees
--------------------------------------------------------------------------------

     Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays shareholder servicing fees in connection with the provision of servicing to the Class A shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only).

     Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares. For nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor solicits orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

     Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Class A shares only, a service fee equal to 0.20% per annum of the Class A shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of the Fund. The Class B shareholders will generally not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

     The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class A shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

     The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Class A shares of the Fund, (ii) to compensate Participating Organizations for providing assistance in distributing the Class A shares of the Fund, and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund's Class A shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholding Servicing Fee (with respect to Class A shares) and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract or Administrative Services Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

--------------------------------------------------------------------------------
VI.  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
These financial highlights tables are intended to help you understand the Fund's Class A and Class B financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


CLASS A                                                                Year Ended January 31,
-------                                        ----------------------------------------------------------------------
                                                 2004           2003            2002           2001           2000
                                               --------       ---------      ---------       --------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........     $  1.00        $  1.00        $   1.00        $  1.00        $  1.00
                                               --------       ---------      ---------       --------       ---------
Income from investment operations:
  Net investment income...................        0.001          0.005           0.017          0.030          0.023
Less distributions:
 Dividends from net investment income.....     (  0.001)      (  0.005)      (   0.017)      (  0.030)        (0.023)
                                                -------       ----------     ----------      ---------      ---------
Net asset value, end of year..............     $  1.00        $  1.00        $   1.00        $  1.00        $  1.00
                                               ========       ========       =========       ========       ========
Total Return..............................        0.15%          0.54%           1.73%          3.03%          2.31%
Ratios/Supplemental Data:
Net assets, end of year (000).............     $ 74,910       $  80,465      $  73,847       $100,790       $ 100,554
Ratios to average net assets:
  Expenses (net of fees waived)(a)........        0.93%          0.91%           0.86%          0.86%          0.86%
  Net investment income...................        0.15%          0.53%           1.83%          2.98%          2.26%
  Shareholder servicing fees waived.......        0.02%          0.00%           0.00%          0.00%          0.00%
  Expenses paid indirectly................        0.00%          0.00%           0.00%          0.00%          0.00%


CLASS B                                                                Year Ended January 31,
-------                                        ----------------------------------------------------------------------
                                                 2004           2003            2002           2001           2000
                                               --------       ---------      ---------       --------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........     $  1.00        $  1.00        $   1.00        $  1.00        $  1.00
                                               --------       ---------      ---------       --------       ---------
Income from investment operations:
  Net investment income...................        0.003          0.007           0.020          0.032          0.025
Less distributions:
 Dividends from net investment income.....     (  0.003)     (   0.007)     (    0.020)      (  0.032)     (   0.025)
                                               ---------     ----------     -----------      ---------     ----------
Net asset value, end of year..............     $  1.00        $  1.00        $   1.00        $  1.00        $  1.00
                                               ========       ========       =========       ========       ========
Total Return..............................        0.33%          0.75%           1.97%          3.25%          2.50%
Ratios/Supplemental Data:
Net assets, end of year (000).............     $ 22,735       $  27,589      $  31,453       $ 33,901       $ 10,628
Ratios to average net assets:
  Expenses(a).............................        0.76%          0.70%           0.63%          0.65%          0.67%
  Net investment income...................        0.32%          0.75%           1.98%          3.12%          2.49%
  Expenses paid indirectly................        0.00%          0.00%           0.00%          0.00%          0.00%


(a)  Includes expenses paid indirectly

                     Notice of Reich & Tang* Privacy Policy

     We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

     We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

     We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

     We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.







* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.


                       THIS IS NOT PART OF THE PROSPECTUS

                      [This Page Intentionally Left Blank.]

                      [This Page Intentionally Left Blank.]

                                                              CONNECTICUT
                                                               DAILY TAX
                                                              FREE INCOME
                                                               FUND, INC.


                                                              PROSPECTUS

                                                             May 28, 2004

A Statement of Additional Information (SAI) dated May 28, 2004, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the Annual and Semi-Annual Shareholder Reports. You may obtain the SAI, the Annual and Semi-Annual Reports and other material incorporated by reference without charge by calling the Fund toll free at (800) 433-1918. To request other information, please call your financial intermediary or the Fund.

===================================================

===================================================

A current SAI has been filed with the Securities and Exchange Commission. You may visit the EDGAR database on the Securities and Exchange Commission's Internet website (http://www.sec.gov) to view the SAI, material incorporated by reference and other information. Copies of the information may be obtained, after paying a duplication fee, by sending an electronic request to publicinfo@sec.gov. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

811-4265

           Reich & Tang Distributors, Inc.
                 600 Fifth Avenue
               New York, NY 10020

                   (212) 830-5345
CT5/04P

--------------------------------------------------------------------------------

                                 JPMorgan Funds

                                   PROSPECTUS

                CONNECTICUT DAILY TAX FREE INCOME FUND, INC. AND

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.

                       J.P. Morgan Select Class of Shares
             Distributed through J.P. Morgan Fund Distributors, Inc.


May 28, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

================================================================================
Risk/Return Summary: Investments, Risks and Performance for the Funds:
       Connecticut Daily Tax Free Income Fund, Inc.....................     2
       Risk/Return Summary: Fee Table..................................     5
       New Jersey Daily Municipal Income Fund, Inc. ...................     6
       Risk/Return Summary: Fee Table..................................     9

Investment Objectives, Principal Investment Strategies and
Related Risks for the Funds:
       Connecticut Daily Tax Free Income Fund, Inc.....................    10
       New Jersey Daily Municipal Income Fund, Inc.....................    13

Management, Organization and Capital Structure.........................    16

Shareholder Information................................................    17

Distribution Arrangements..............................................    30

Financial Highlights for the Funds:
       Connecticut Daily Tax Free Income Fund, Inc.....................    32
       New Jersey Daily Municipal Income Fund, Inc.....................    33

================================================================================

The Notice of the Reich & Tang Privacy Policy is included with this Prospectus but is not part of the Prospectus.

I.   RISK/RETURN SUMMARY:
     INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.

Investment Objectives

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity, and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies

The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of:

(i)  Connecticut, and its political subdivisions;

(ii) Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund's net assets) in Connecticut Municipal Obligations, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies, or other financial institutions.

Principal Risks

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

o Because the Fund intends to concentrate in Connecticut Municipal Obligations, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

o Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments may entail.

o An investment in the Fund should be made with an understanding of the risks that an investment in Connecticut Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of Connecticut are described in "Connecticut Risk Factors" in the Statement of Additional Information.

o Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

Risk/Return Bar Chart and Table

The following bar chart and table may assist you in deciding whether to invest in the Fund. The bar chart shows the annual total return of the Fund's J.P. Morgan Select shares for the last four calendar years. The table shows the J.P. Morgan Select shares' average annual total return for the one year and since inception periods. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The Fund's current 7-day yield for each Class may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

--------------------------------------------------------------------------------
Connecticut Daily Tax Free Income Fund, Inc.-J.P. Morgan Select Shares (1)(2)(3)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
2000                3.11%
2001                1.81%
2002                0.58%
2003                0.17%

(1) As of March 31, 2004, the J.P. Morgan Select shares of Connecticut Daily Tax Free Income Fund, Inc. had a year to date return of 0.01%.

(2) The Fund's highest quarterly return for the J.P. Morgan Select shares of Connecticut Daily Tax Free Income Fund, Inc. was 0.81% for the quarter ended December 31, 2000; the lowest quarterly return for the J.P. Morgan Select shares of Connecticut Daily Tax Free Income Fund, Inc. was 0.02% for the quarter ended September 30, 2003.

(3) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

Average Annual Total Returns -
     For the periods ended December 31, 2003

                                             J.P. Morgan Select Shares of
                                    Connecticut Daily Tax Free Income Fund, Inc.

One Year                                                0.17%
Since Inception*                                        1.50%

---------------
* The inception date for the J.P. Morgan Select shares was July 30, 1999.

================================================================================
                                    FEE TABLE
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold J.P. Morgan Select shares of Connecticut Daily Tax Free Income Fund, Inc.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                          0.30%
Distribution and Service (12b-1) Fees                    0.20%
Other Expenses                                           0.45%
        Administration Fees                     0.21%
                                                        -------
Total Annual Fund Operating Expenses                     0.95%

The Fund's distributor voluntarily waived a portion of the 12b-1 Fees. After such waiver, the 12b-1 Fees were 0.18%. As a result, the actual Total Annual Fund Operating Expenses were 0.93%. This fee waiver arrangement may be terminated at any time at the option of the distributor.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year     3 Years    5 Years     10 Years
                                   ------     -------    -------     --------
J.P. Morgan Select Shares            $97        $303       $525       $1,166

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.

Investment Objectives

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, New Jersey gross income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity, and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies

The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of:

(i)  New Jersey, and its political subdivisions;

(ii) Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund's net assets) in New Jersey Municipal Obligations, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations purchased from banks, insurance companies, or other financial institutions.

Principal Risks

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

o Because the Fund intends to concentrate in New Jersey Municipal Obligations, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

o Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments may entail.

o An investment in the Fund should be made with an understanding of the risks that an investment in New Jersey Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of New Jersey issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of New Jersey are described in "New Jersey Risk Factors" in the Statement of Additional Information.

o Investors should understand that the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

Risk/Return Bar Chart and Table

The following bar chart and table may assist you in deciding whether to invest in the Fund. The bar chart shows the change in the annual total returns of the Fund's J.P. Morgan Select shares over the last four calendar years. The table shows the J.P. Morgan Select shares' average annual total return for the one year and since inception periods. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The Fund's current 7-day yield for each Class may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

--------------------------------------------------------------------------------
New Jersey Daily Municipal Income Fund, Inc.-J.P. Morgan Select Shares (1)(2)(3)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
2000                3.11%
2001                1.81%
2002                0.56%
2003                0.15%

(1) As of March 31, 2004, the J.P. Morgan Select shares of New Jersey Daily Municipal Income Fund, Inc. has a year to date return of 0.02%.

(2) The Fund's highest quarterly return for the J.P. Morgan Select shares of New Jersey Daily Municipal Income Fund, Inc. was 0.81% for the quarter ended December 31, 2000; the lowest quarterly return for the J.P. Morgan Select shares of New Jersey Daily Municipal Income Fund, Inc. was 0.02% for the quarter ended September 30, 2003.

(3) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

Average Annual Total Returns -
   for the periods ended December 31, 2003

                                            J.P. Morgan Select Shares of
                                    New Jersey Daily Municipal Income Fund, Inc.

One Year                                               0.15%
Since Inception*                                       1.51%

-----------------
* The inception date for the J.P. Morgan Select shares was July 9, 1999.

================================================================================
                                    FEE TABLE
================================================================================

This table describes the fees and expenses that you may pay if you buy and hold J.P. Morgan Select shares of New Jersey Daily Municipal Income Fund, Inc.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                          0.30%
Distribution and Service (12b-1) Fees                    0.20%
Other Expenses                                           0.42%
Administration Fees                            0.21%
                                                        -------
Total Annual Fund Operating Expenses                     0.92%

The Fund's distributor voluntarily waived a portion of the 12b-1 Fees. After such waiver, the 12b-1 Fees were 0.18%. As a result, the actual Total Annual Fund Operating Expenses were 0.90%. This fee waiver arrangement may be terminated at any time at the option of the distributor.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.


Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year     3 Years    5 Years   10 Years
                                   ------     -------    -------   --------
J.P. Morgan Select Shares            $94        $293       $509     $1,131

--------------------------------------------------------------------------------

II.     INVESTMENT OBJECTIVES,
        PRINCIPAL INVESTMENT
        STRATEGIES AND
        RELATED RISKS
--------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.

Investment Objectives

The Fund is a tax-exempt money market fund that seeks as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund.

Principal Investment Strategies

Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations, the Fund at all times will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and Connecticut personal income tax. This policy is fundamental and may not be changed without shareholder approval.

With respect to 20% of its net assets, the Fund may purchase taxable securities, including Municipal Obligations, whose interest income is subject to federal, state and local income tax. The kinds of taxable securities in which the Fund may invest are limited to short-term, fixed income securities as more fully described in "Description of the Fund and Its Investment and Risks - Taxable Securities" in the Statement of Additional Information.

Included in the same 20% of net assets in taxable securities, the Fund may also purchase Municipal Obligations whose interest income may be subject to the federal alternative minimum tax.

The Fund may also invest in Participation Certificates in Municipal Obligations. Participation Certificates represent the Fund's interest in a Municipal Obligation that is held by another entity (i.e., banks, insurance companies or other financial institutions). Instead of purchasing a Municipal Obligation directly, the Fund purchases and holds an undivided interest in a Municipal Obligation that is held by a third party. The Fund's interest in the underlying Municipal Obligation is proportionate to the Fund's participation interest. Ownership of the Participation Certificates causes the Fund to be treated as the owner of the underlying Municipal Obligations for federal income tax purposes.

The Fund may invest more than 25% of its assets in Participation Certificates in Industrial Revenue Bonds and other Connecticut Municipal Obligations.

To the extent suitable Connecticut Municipal Obligations and territorial Municipal Obligations are not available for investment by the Fund, the Fund may purchase

Municipal Obligations issued by other states, their agencies and instrumentalities. The dividends derived from these investments will be designated by the Fund as derived from interest income that will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from federal income tax, but will be subject to Connecticut personal income tax.

The Fund will invest primarily in Connecticut Municipal Obligations. As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment manager. Such a temporary defensive position may cause the Fund to not achieve its investment objectives.

With respect to 75% of its total assets, the Fund shall invest not more than 5% of its total assets in Municipal Obligations issued by a single issuer. The Fund shall not invest more than 5% of its total assets in Municipal Obligations issued by a single issuer unless the Municipal Obligations are of the highest quality.

With respect to 75% of its total assets, the Fund shall invest not more than 10% of its total assets in Municipal Obligations backed by a demand feature or guarantee from the same institution.

The Fund's investments may also include "when-issued" Municipal Obligations and stand-by commitments.

The Fund's investment manager considers the following factors when buying and selling securities for the Fund's portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 90 days or less.

The Fund will only invest in either securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but that have been determined by the Fund's investment manager to be of comparable quality.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments, which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

By investing in liquid, short-term, high quality investments that have high quality credit support from banks, insurance companies or other financial institutions (i.e., Participation Certificates and other variable rate demand instruments), the Fund's management believes that it can protect the Fund against credit risks that may exist on long-term Connecticut Municipal Obligations. However, the Fund may still be exposed to the credit risk of the institution providing the investment. Changes in the credit quality of the provider could affect the value of the security and your investment in the Fund.

Because of the Fund's concentration in investments in Connecticut Municipal Obligations, the safety of an investment in the Fund will depend substantially upon the financial strength of Connecticut and its political subdivisions.

The primary purpose of investing in a portfolio of Connecticut Municipal Obligations is the special tax treatment accorded Connecticut resident individual investors. Payment of interest and preservation of principal, however, are dependent upon the continuing ability of the Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of Connecticut issues with those of more diversified portfolios, including out-of-state issues, before making an investment decision.

Because the Fund may concentrate in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. These characteristics and risks include extensive governmental regulations, changes in the availability and cost of capital funds, and general economic conditions (see "Description of the Fund and Its Investments and Risks - Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information) that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

Disclosure of Portfolio Holdings

The Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The schedule of portfolio holdings will be delayed at least 5 days after the date the schedule is available. The Fund may terminate or modify this policy at any time without further notice to shareholders.

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.

Investment Objectives

The Fund is a tax-exempt money market fund whose investment objectives are to seek as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund.

Principal Investment Strategies

Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations, the Fund at all times will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both regular federal and New Jersey gross income tax. This policy is fundamental and may not be changed without shareholder approval.

With respect to 20% of its net assets, the Fund may purchase taxable securities, including Municipal Obligations, whose interest income is subject to regular federal, state and local income tax. The kinds of taxable securities in which the Fund may invest are limited to short-term, fixed income securities as more fully described in "Description of the Fund and Its Investment and Risks - Taxable Securities" in the Statement of Additional Information.

The Fund may also invest in Participation Certificates in Municipal Obligations. Participation Certificates represent the Fund's interest in a Municipal Obligation that is held by another entity (i.e., banks, insurance companies or other financial institutions). Instead of purchasing a Municipal Obligation directly, the Fund purchases and holds an undivided interest in a Municipal Obligation that is held by a third party. The Fund's interest in the underlying Municipal Obligation is proportionate to the Fund's participation interest. Ownership of the Participation Certificates causes the Fund to be treated as the owner of the underlying Municipal Obligations for federal income tax purposes.

The Fund may invest more than 25% of its assets in Participation Certificates in Industrial Revenue Bonds and other New Jersey Municipal Obligations.

The Fund may purchase, without limit, securities and Participation Certificates whose interest income may be subject to federal alternative minimum tax.

To the extent suitable New Jersey Municipal Obligations and territorial Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The dividends derived from these investments will be designated by the Fund as derived from interest income that will be, in the opinion of bond counsel to the issuers at the date of issuance, exempt from regular federal income tax, but subject to New Jersey income tax.

The Fund will invest primarily in New Jersey Municipal Obligations. As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment manager. Such a temporary defensive position may cause the Fund to not achieve its investment objectives.

With respect to 75% of its total assets, the Fund shall invest not more than 5% of its total assets in Municipal Obligations issued by a single issuer. The Fund shall not invest more than 5% of its total assets in Municipal Obligations issued by a single issuer unless they are of the highest quality.

With respect to 75% of its total assets, the Fund shall invest not more than 10% of its total assets in Municipal Obligations backed by a demand feature or guarantee from the same institution.

The Fund's investments may also include "when-issued" Municipal Obligations and stand-by commitments.

The Fund's investment manager considers the following factors when buying and selling securities for the Fund's portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, will be 90 days or less.

The Fund will only invest in securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities that have been determined by the Fund's investment manager to be of comparable quality.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks

The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments, which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

By investing in liquid, short-term, high quality investments that have high quality credit support from banks, insurance companies or other financial institutions (i.e., Participation Certificates and other variable rate demand instruments), the Fund's management believes that it can protect the Fund against credit risks that may exist on long-term New Jersey Municipal Obligations. However, the Fund may still be exposed to the credit risk of the institution providing the investment. Changes in the credit quality of the provider could affect the value of the security and your investment in the Fund.

Because of the Fund's concentration in investments in New Jersey Municipal Obligations, the safety of your investment will depend substantially upon the financial strength of New Jersey and its political subdivisions.

The primary purpose of investing in a portfolio of New Jersey Municipal Obligations is the special tax treatment accorded New Jersey resident individual investors. Payment of interest and preservation of principal, however, are dependent upon the continuing ability of the New Jersey issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of New Jersey issues with those of more diversified portfolios, including out-of-state issues, before making an investment decision.

Because the Fund may concentrate in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. These characteristics and risks include extensive governmental regulations, changes in the availability and cost of capital funds, and general economic conditions (see "Description of the Fund and Its Investments and Risks - Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information) that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

Disclosure of Portfolio Holdings

The Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The schedule of portfolio holdings will be delayed at least 5 days after the date the schedule is available. The Fund may terminate or modify this policy at any time without further notice to shareholders.

III.    MANAGEMENT,
        ORGANIZATION AND
        CAPITAL STRUCTURE
-------------------------------------

For Connecticut Daily Tax Free Income Fund, Inc. and New Jersey Daily Municipal Income Fund, Inc. (Collectively the "Funds" and individually a "Fund")

The Funds' investment manager is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of April 30, 2004, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $15.99 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of sixteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

Pursuant to the Investment Management Contract between each Fund and the Manager, the Manager manages each Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of each Fund. Pursuant to the Investment Management Contracts, the Funds pay the Manager a fee equal to 0.30% per annum of each Fund's average daily net assets for managing each Fund's investment portfolio and performing related services. For the fiscal year ended January 31, 2004, each Fund paid the Manager a management fee equal to 0.30% per annum of that Fund's average daily net assets.

Pursuant to the Administrative Services Contract between each Fund and the Manager, the Manager performs clerical, accounting supervision and office service functions for each Fund. The Manager provides the Funds with the personnel to perform all other clerical and accounting type functions not performed by the Manager under the Investment Management Contract. For its services under the Administrative Services Contracts, the Funds pays the Manager a fee equal to 0.21% per annum of each Fund's average daily net assets. For the fiscal year ended January 31, 2004, each Fund paid the Manager a fee for administrative services equal to 0.21% per annum of that Fund's average daily net assets.

The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and administrative services fees. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of the Funds' shares.

In addition, Reich & Tang Distributors, Inc., (the "Distributor"), receives a servicing fee equal to 0.20% per annum of the average daily net assets of the J.P. Morgan Select shares of each Fund under the Shareholder Servicing Agreements. The fees are accrued daily and paid monthly. Investment management fees and operating expenses, which are attributable to more than one Class of shares of each Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

IV.     SHAREHOLDER
        INFORMATION
-------------------------------------

Each Fund sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in J.P. Morgan Select shares are effected through DST Systems, Inc., the Funds' transfer agent for these shares, who accepts orders for purchases and redemptions from Participating Organizations (see "Investments Through Participating Organizations - Purchase of J.P. Morgan Select Shares" for a definition of Participating Organizations), JPMorgan Fund Distributors, Inc. ("JPM") and dealers with whom JPM has entered into agreements for this purpose. JPM is a subsidiary of The BISYS Group, Inc.

Pricing of Fund Shares

The net asset value of each Fund's shares is calculated as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans' Day. However, on certain days that the New York Stock Exchange is closed, each Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. Each Fund's net asset value is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding for that Fund. The Funds intend to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Funds' portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors for that Fund will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

Shares are issued as of the first determination of a Fund's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its portfolio, each Fund normally has its assets as fully invested as is practicable. Many securities in which the Funds invest require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Fund shares begin accruing income on the day the shares are issued to an investor.

Each Fund reserves the right to reject any purchase order for its shares. In addition, each Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier's checks or similar instruments) and certain other forms of payment at its discretion. Certificates for Fund shares will not be issued to investors.

Purchase of Fund Shares

The Funds do not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Funds' transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Only J.P. Morgan Select shares are offered through this Prospectus. Investors may invest in J.P. Morgan Select shares through JPM or through dealers with whom JPM has entered into agreements for this purpose as described herein. In addition, those who have accounts with Participating Organizations may invest in the J.P. Morgan Select shares through their Participating Organizations in accordance with the procedures established by the Participating Organizations. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Funds. The minimum initial investment in the J.P. Morgan Select shares is $2,500. Initial investments may be made in any amount in excess of the applicable minimums. The minimum amount for subsequent investments is $100.

Investments Through Participating Organizations - Purchase of J.P. Morgan Select Shares

Investors may, if they wish, invest in the Funds through the Participating Organizations with which they have accounts and are referred to as Participant Investors. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of a Participant Investor, transmits to the Funds' transfer agent

JPMorgan Money Market Funds
(Morgan Shares)
                                                         -----------------------
                                                         NEW ACCOUNT APPLICATION
                                                         -----------------------
                                                       Effective October 1, 2003

Please complete and mail to:
JPMorgan Funds Service Center, 210 W. 10th St., 8th Floor,
Kansas City, MO 64105

1. Account Registration+
--------------------------------------------------------------------------------
Please Print name clearly and exactly as account is to be registered.

FOR INDIVIDUAL:
 ______________________________________________________________________________
[______________________________________________________________________________]
First Name                       M.I.           Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number

 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

Note: To establish an account beneficiary, check TOD box below and designate beneficiaries in the space provided, or include on a separate page:
 _
[_] TOD_____________________________________________________________________

 ______________________________________________________________________________
[______________________________________________________________________________]
Beneficiary's First Name          M.I.          Beneficiary's Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

 ______________________________________________________________________________
[______________________________________________________________________________]
Beneficiary's First Name          M.I.          Beneficiary's Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth


                                                         [GRAPHIC OMITTED]
                                                         JPMorgan Fleming
                                                         Asset Management

                                                                   APP2-MS-1003

JPMorgan Money Market Funds
(Morgan Shares)
                                                         -----------------------
                                                         NEW ACCOUNT APPLICATION
                                                         -----------------------

FOR JOINT ACCOUNT:
In the case of joint registration, this account will be registered joint tenants with rights of survivorship and not tenants in common, unless otherwise stated by the investor.

 _____________________________________    _____    ____________________________
[_____________________________________]  [_____]  [____________________________]
First Name                                 M.I.    Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth
 _____________________________________    _____    ____________________________
[_____________________________________]  [_____]  [____________________________]
First Name                                 M.I.    Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

Note: To establish an account beneficiary, check TOD box below and designate beneficiaries in the space provided, or include on a separate page:
 _
[_] TOD________________________________________________________________

 _____________________________________    _____    ____________________________
[_____________________________________]  [_____]  [____________________________]
Beneficiary's First Name                   M.I.    Beneficiary's Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth
 _____________________________________    _____    ____________________________
[_____________________________________]  [_____]  [____________________________]
Beneficiary's First Name                   M.I.    Beneficiary's Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

You must check one: For nonresident aliens a copy of a government issued ID must be included with the application.
 _                       _
[_] U.S. Citizen        [_] Resident Alien
 _
[_] Non-Resident Alien   Country of Citizenship


FOR UNIFORM GIFT OR TRANSFER TO MINORS:
 ________________________    ______    ________________________________   _____
[________________________]  [______]  [________________________________] [_____]
Adult Custodian Last Name    Suffix      Adult Custodian First Name        M.I.
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth
 ________________________    ______    ________________________________   _____
[________________________]  [______]  [________________________________] [_____]
Minor Last Name              Suffix    Minor First Name                    M.I.
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

           _  _
Under the [_][_] Uniform Gifts/Transfers to Minors Act.
   (Minor's State of Residence)


FOR CORPORATION AND OTHER ENTITY:

Please select type of account
 _
[_] CORPORATION (If privately held, please attach a copy of the certificate of incorporation or current certificate of good standing.)
 _
[_] TRUST (Please attach a copy of Trust Agreement or Trust Certificate.)
 _
[_] PARTNERSHIP (Please attach a copy of the partnership agreement.)
 _
[_] NON-PROFIT/CHARITABLE ORGANIZATION/FOUNDATION (Please attach a copy of appropriate organizational document).
 _
[_] LIMIT LIABILITY COMPANY (Please attach a copy of current certificate of good standing).
 _
[_] OTHER___________________________________________________________________
 _                   _   _   _    _   _    _   _   _   _   _
[_] SS# or TAX ID#  [_] [_] [_] -[_] [_] -[_] [_] [_] [_] [_] (If applied for, please provide copy of the application.

Please print name clearly and exactly as account is to be registered.

 ____________________________________________________________________________
[____________________________________________________________________________]
Name of Corporation/Entity

If Trust, please provide the following:
 ______________________________________     ___________________________________
[______________________________________]   [___________________________________]
 Trustee Last Name                          Trustee First Name
 _  _  _   _  _   _  _  _  _     _  _   _  _   _  _       _  _   _  _   _  _
[_][_][_]-[_][_]-[_][_][_][_]   [_][_]-[_][_]-[_][_]     [_][_]-[_][_]-[_][_]
   Social Security Number           Date of Birth       Date of Trust Agreement

Name of Individual to Receive Correspondence
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ______________________________________________________________________________
[______________________________________________________________________________]
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number


2. Mailing Address+
--------------------------------------------------------------------------------
(If mailing address is a post office box, a street address is also required by the USA Patriot Act)

Street Address (If different)
 ______________________________________________________________________________
[______________________________________________________________________________]
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip

If you want to receive JPMorgan Funds correspondence at more than one address, call 1-800-348-4782

3. Initial Investment
   $2,500 minimum initial investment per fund/account or $250 initial investment with a $200 systematic monthly purchase.
--------------------------------------------------------------------------------

A. Please indicate the name of the Fund you wish to invest in and make your check payable to the Fund(s).

    JPMorgan Fund Name (Fund Number)                         Amount
 _                                                  ___________________________
[_] California Tax Free Money Market Fund (99)     [$__________________________]
                                                     ___________________________
[_] Federal Money Market Fund (353)                [$__________________________]
 _                                                  ___________________________
[_] Liquid Assets Money Market Fund (295)          [$__________________________]
 _                                                  ___________________________
[_] New York Tax Free Money Market Fund (3)        [$__________________________]
 _                                                  ___________________________
[_] Prime Money Market Fund (283)                  [$__________________________]
 _                                                  ___________________________
[_] Connecticut Daily Tax Free                     [$__________________________]
    Money Market Fund (Morgan Shares)(140)
 _                                                  ___________________________
[_] New Jersey Daily Municipal                     [$__________________________]
    MOney Market Fund (Morgan Shares)(141)
 _                                                  ___________________________
[_] Tax Free Money Market Fund (2)                 [$__________________________]
 _                                                  ___________________________
[_] Treasury Plus Money Market Fund (678)          [$__________________________]
 _                                                  ___________________________
[_] U.S. Government Money Market Fund (220)        [$__________________________]
 _                                                  ___________________________
[_] 100% U.S. Treasury Securities                  [$__________________________]
    Money Market Fund (677)

B. Please have your representative fill in this information if he/she opened your account. This will avoid a duplicate order.
 ______________________________________    ____________________________________
[______________________________________]  [____________________________________]
Trade Date                                 Confirm Number
 ______________________________________________________________________________
[______________________________________________________________________________]
Account Number
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4. For Dealer Use Only
   When opening your account through a representative, have him/her complete this section
--------------------------------------------------------------------------------

We guarantee the signature and legal capacity of the applicant, and in the case of a redemption plan we affirm that, in our opinion, the designated redemption is reasonable in view of the circumstances involved.
 ______________________________________________________________________________
[______________________________________________________________________________]
Dealer/Company Name
 ____________________________________    ______________________________________
[____________________________________]  [______________________________________]
Dealer Number                           Branch and Region Number (if applicable)
 ______________________________________________________________________________
[______________________________________________________________________________]
Address
 ____________________________________    ______________________________________
[____________________________________]  [______________________________________]
Representative Name                      Rep. #
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Daytime Phone Number
 ______________________________________________________________________________
[______________________________________________________________________________]
Authorized Signature

5. Distributions
   Please indicate how you would like to receive distributions
--------------------------------------------------------------------------------
    _
1. [_] Dividends reinvested in additional shares
    _
2. [_] Dividends automatically deposited to your registered bank account
       (Please complete Section 7)
    _
3. [_] Dividends mailed to your address in Section 2


6. Telephone Privileges
   You will be able to execute telephone transactions by calling 1-800-348-4782 24 hours a day for automated service, 8:30 am - 7 pm ET to speak with a service representative
--------------------------------------------------------------------------------

Unless you check "No" below, you will automatically receive:

[X] Yes  [ ] No  Telephone Purchases -- Call 1-800-348-4782 for wire instruction. Provide these instructions when requesting your bank to wire funds to JPMorgan Funds.

[X] Yes  [ ] No  Telephone Exchanges -- Allows exchanges into the other JPMorgan
                 Funds - Select Shares.

[X] Yes  [ ] No  Telephone Redemptions - Proceeds are wired to the bank account you designate in Section 7.

Neither the Fund nor the Transfer Agent will be liable for properly actly upon telephone instructions believed to be genuine. Should the Fund or its Transfer Agent fail to utilize reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                                                       -------------------------
                                                         staple voided check h |
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7. Bank Account Designation
   This section must be completed to permit certain options chosen in
   Sections 5, 6, 8 and 9
--------------------------------------------------------------------------------
Account name must match the name in Section 1. A blank/voided check is required for account and bank routing information.
 _____________________________________  _______________________________________
[_____________________________________][_______________________________________]
Name of Bank                            Branch
 _____________________________________  _______________________________________
[_____________________________________][_______________________________________]
Bank Address                            City/State/Zip
 ______________________________________________________________________________
[______________________________________________________________________________]
Type of Account (Checking/Savings)
 ______________________________________________________________________________
[______________________________________________________________________________]
Account Number
 _
[_] Please check this Box to confirm voided check is attached.


8. Systematic Investment Plan
   Amounts (minimum $100) will be automatically drawn on your bank account and invested in your JPMorgan Fund account
--------------------------------------------------------------------------------

Authorization Form

With this plan, money will be transferred by ACH from your bank account to your fund accounts(s) on a (variable) basis. Section 7 must be completed. The systematic investment plan is subject to a $ (variable) minimum initial investment and a $ (variable) minimum subsequent investment per Fund.

                                                        Indicate Frequency
                                                                            _
My investment will begin in the month of         __Jan __Feb __Mar __Apr   [_]
_________ and occur on/about ________ day.       __May __Jun __Jul __Aug  Every
                                                 __Sep __Oct __Nov __Dec  Month
NOTE: First investment cannot take place until
10 business days after account is established.                              _
   _  _  _  _     _  _  _   _  _  _   _  _       __Jan __Feb __Mar __Apr   [_]
1.[_][_][_][_]  $[_][_][_],[_][_][_].[_][_]      __May __Jun __Jul __Aug  Every
  Fund #         Dollar Amount                   __Sep __Oct __Nov __Dec  Month
   _  _  _  _     _  _  _   _  _  _   _  _
2.[_][_][_][_]  $[_][_][_],[_][_][_].[_][_]
  Fund #         Dollar Amount                                              _
   _  _  _  _     _  _  _   _  _  _   _  _       __Jan __Feb __Mar __Apr   [_]
3.[_][_][_][_]  $[_][_][_],[_][_][_].[_][_]      __May __Jun __Jul __Aug  Every
  Fund #         Dollar Amount                   __Sep __Oct __Nov __Dec  Month

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                                                       -------------------------
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9. Systematic Redemption Plan
   This is a convenient way to receive payments from your fund account. This
   Plan is subject to minimum account balances, minimum monthly or quarterly redemptions, and any applicable sales charges dependent upon the class of shares you own.
--------------------------------------------------------------------------------

Please redeem sufficient shares on the (varible) day of the month or the following business day $(variable minimum). Quarterly and annual withdrawals will be processed on the (variable) day or the following business day of the month following the quarter or year end.


                                                        Indicate Frequency
                                                                            _
My withdrawal will begin in the month of         __Jan __Feb __Mar __Apr   [_]
_________ and occur on/about ________ day.       __May __Jun __Jul __Aug  Every
                                                 __Sep __Oct __Nov __Dec  Month
                                                                            _
   _  _  _  _     _  _  _   _  _  _   _  _       __Jan __Feb __Mar __Apr   [_]
1.[_][_][_][_]  $[_][_][_],[_][_][_].[_][_]      __May __Jun __Jul __Aug  Every
  Fund #         Dollar Amount                   __Sep __Oct __Nov __Dec  Month
   _  _  _  _     _  _  _   _  _  _   _  _
2.[_][_][_][_]  $[_][_][_],[_][_][_].[_][_]
  Fund #         Dollar Amount                                              _
   _  _  _  _     _  _  _   _  _  _   _  _       __Jan __Feb __Mar __Apr   [_]
3.[_][_][_][_]  $[_][_][_],[_][_][_].[_][_]      __May __Jun __Jul __Aug  Every
  Fund #         Dollar Amount                   __Sep __Oct __Nov __Dec  Month

Check One: [_] Send checks to the address of record

           [_] Deposit proceeds into my bank account (Section 7 of this application must be completed)

           [_] Send checks to the following third party:

 ______________________________________________________________________________
[______________________________________________________________________________]
First Name                       Middle Initial             Last Name
 ______________________________  _______________  _____________________________
[_____________________________] [______________] [_____________________________]
Street Address
 ______________________________________________________________________________
[______________________________________________________________________________]
City                                     State       Zip
 _____________________________________   _______   ____________________________
[_____________________________________] [_______] [____________________________]
Your Signature (as on account)




10. Checkwriting Authorization & Signature
--------------------------------------------------------------------------------
 _
[_] Check here if you would like checkwriting privileges. ($500 minimum per check.) Only one signature will be required on joint accounts.

Checkwriting drafts will be issued 15 days after account is funded by check, 7 days if funded by Automated Clearing House Purchase.

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
11. Acknowledgement, Certification & Signature
    This section must be signed to open a JPMorgan account.

Under the penalties of perjury, the entity (shareholder) certifies that:

If I am a U.S. citizen, resident alien, or representative of a U.S. entity, I certify, under penalty of perjury, that:

   (1) The social security or employer identification number shown on this form is my correct Taxpayer Identification Number,

   (2) I am not subject to backup withholding because:

        o I am exempt from backup withholding OR,

        o I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividend OR,

        o The Internal Revenue Service has notified me that I am no longer subject to backup withholding. (Strike out this item (2) if you have been notified that you are subject to backup withholding.)

   (3) I am a U.S. person.

If I am a non-resident alien, I understand that I am required to complete the appropriate Form W-8 to certify my foreign status. I understand that, if I am a non-resident alien, I am not under penalty of perjury for certifying to the above information.

By signing this Application, the shareholder(s) (1) appoints its broker-dealer or shareholder servicing agent, and/or authorized sub-agent, as its agent for all transactions on its behalf with any JPMorgan Fund; (2) certifies that it has received, reviewed and accepts this Application (including the services described herein) and the current prospectus(es) of the JPMorgan Fund(s) in which it is investing and accepts the related statement(s) of additional information; and (3) agrees that all statements in this Application apply to shares of any JPMorgan Fund or other funds into which its shares are transferred.

Subject to the terms and conditions herein and in the application Fund's prospectus and statement of additional information, the undersigned releases and agrees to hold harmless the JPMorgan Funds and its agent and/or sub-agents against any claim, liability, loss, damage, and expense for any act or failure to act in connection with Fund shares, any related investment account, privileges or services, and oral and written instructions relating thereto.

--------------------------------------------------------------------------------
The undersigned certifies that he/she (1) was not offered any advice or recommendation on investing in any Fund by any commercial bank; and (2) understands that (i) no investment account established with respect to the JPMorgan Funds is a deposit account and neither such account nor Fund shares are FDIC insured or insured by the Federal Reserve Board or any other agency; (ii) Fund shares are not obligations of, nor guaranteed by any commercial bank; and
(iii) the undersigned must make his/her own investment decisions and assume all risks of loss - including possible loss of principal - resulting from decisions to purchase, exchange or sell shares of Fund(s).
--------------------------------------------------------------------------------

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup \ withholding.

--------------------------------------------------------------------------------

THE USA PATRIOT ACT+

To help the government fight the funding of terrorism and money-laundering activities, Federal law requires the Funds to obtain, verify and record a person's name, date of birth (for natural person), residential street address or principal place of business and Social Security number, Employer Identification Number or other government-issued identification when opening an account. If the mutual fund cannot verify the identity of a customer that is not an individual, the mutual fund will need to verify the identity of those individuals that have the authority or control over such account, including those persons authorized to effect transactions in the shareholder of record's account by requesting the same verifying information on those authorized individuals. The Funds, under certain circumstances, may require additional information in order to open an account. This information will be used to attempt to verify the accountholder's or an authorized person's identity. The Funds may not be able to establish an account if the accountholder or those authorized to act on behalf of the account do not provide the necessary information. In addition, the Funds may suspend or limit account transactions while they are in the process of attempting to verify the accountholder or an authorized person's identity. If the Funds are unable to verify the accountholder or an authorized person's identity after an account is established, the Funds may be required to involuntarily redeem the accountholder's fund shares and close the account

Individual or Custodial Accounts
 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature of Individual or Custodian                             Date
 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature of Joint Tenant (if any)                               Date


Corporations, Partnerships, Trusts, etc.*
 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature of Corporate Officer, General Partner, Trustee, etc.   Date
 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature of Corporate Officer, General Partner, Trustee, etc.   Date

* The above signers should also complete Section 12 if they are authorized to conduct transactions.

--------------------------------------------------------------------------------
Please Complete the Following Sections if You Are an Institutional Investor Only
--------------------------------------------------------------------------------

12. Person(s) Authorized To Conduct Transactions+
--------------------------------------------------------------------------------
The following persons ("Authorized Person(s)") are currently officers, trustees, general partners, or other authorized agents of the Shareholder. Any _____* of the Authorized Person(s) is, by lawful and appropriate action of the Shareholder, a person entitled to give instructions regarding purchases and redemptions or to make inquiries, regarding your Account.

 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Name/Title                                  Address
 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Signature                                   City, State, Zip
 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Date of Birth                               Social Security Number

 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Name/Title                                  Address
 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Signature                                   City, State, Zip
 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Date of Birth                               Social Security Number
 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Name/Title                                  Address
 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Signature                                   City, State, Zip
 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Date of Birth                               Social Security Number

Attach separate list for additional Authorized Traders including full name, signature, social security number, address, and date of birth.

DST Systems, Inc. ("DST") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither DST nor any entity on behalf of which DST is acting shall be liable for any claims or expenses (including legal fees) or for any losses, resulting from actions taken upon any instructions believed to be genuine. DST may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally applicable to any successor of DST.

*If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.


13. Certificate of Authority
--------------------------------------------------------------------------------
Institutional Investors must complete one of the following two Certificates of Authority.

A. FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS
(With a Board of Directors or Board of Trustees).

I, ____________________________________, Secretary of the above-named
Shareholder, do hereby certify that a meeting on _______________, at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the shareholder duly adopted a resolution which is in full force and effect and in accordance with the Shareholder's charter and by-laws, which resolution did the following: (1) empowered the officer/trustee executing this Application to do so, on behalf of the Shareholder; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the Shareholder on the terms described above; (3) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Shareholder and to notify DST when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until DST receives a duly enacted amendment to the Certification form.

Witness my hand and seal on behalf of the Shareholder this _______ day of ___________________, 20____

Secretary_________________________________________

The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the Shareholder.

 ____________________________________________________________________________
[____________________________________________________________________________]
Certifying Officer of the Corporation or Unincorporated Association

B. PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all the general partners/trustees of the Shareholder and that they have done the following under the authority of the Shareholder's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this Application to do so on behalf of the shareholder; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the Shareholder on the terms described above; and
(3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the shareholder and to notify DST when changes in general partners/trustees occur. This authorization will remain in full force and effect until DST receives a further duly executed certification. If there are not enough spaces here for all the necessary signatures, complete a separate certificate containing the language of Certificate B and attach it to the Application.
 ____________________________________________________________________________
[____________________________________________________________________________]
 ____________________________________________________________________________
[____________________________________________________________________________]
 ____________________________________________________________________________
[____________________________________________________________________________]
 ____________________________________________________________________________
[____________________________________________________________________________]

14. Privacy Policy

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

Protecting the Confidentiality of Our Client Information

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies, for example, authorize access to client information only by individuals who need access to do their work.

Who is Covered by the Privacy Policy

This Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close you account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

Information We Have About You

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as you address and social security numbers), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

Sharing Information For Legal and Routine Business Reasons and For Joint
Marketing

We may disclose information we have about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or other applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we have about you, as described above, with firms that perform administrative or marketing services on our behalf, or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc. as distributor of the Fund does not collect or retain nonpublic personal financial information relating to any past, present of prospective shareholder of the Fund. From time to time, the Fund or companies that provide services to the Fund may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Fund. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

-----------------------
NEW ACCOUNT APPLICATION
-----------------------
Effective October 1, 2003


JPMorgan Money Market Funds
   (For JPMorgan Chase Clients Only)

1. Instructions
--------------------------------------------------------------------------------

Please complete this form and return it to your JPMorgan Chase Manhattan Bank Account Representative or in the enclosed postage-paid envelope.


2. Investment
--------------------------------------------------------------------------------

Please indicate the amount you would like to invest and read the fund prospectus carefully before investing or sending money.

JPMorgan Fund Name                                   Amount
 _                                                  ___________________________
[_] CA Tax Free Money Market Fund (99)             [$__________________________]
 _                                                  ___________________________
[_] Federal Money Market Fund (353)                [$__________________________]
 _                                                  ___________________________
[_] New York Tax Free Money Market Fund (3)        [$__________________________]
 _                                                  ___________________________
[_] Prime Money Market Fund (283)                  [$__________________________]

 _  Connecticut Daily Tax Free                      ___________________________
[_] Money Market Fund (Morgan Shares)(140)         [$__________________________]

 _  New Jersey Daily Municipal                      ___________________________
[_] Money Market Fund (Morgan Shares) (141)        [$__________________________]
 _                                                  ___________________________
[_] Tax Free Money Market Fund (2)                 [$__________________________]
 _                                                  ___________________________
[_] Treasury Plus Money Market Fund (678)          [$__________________________]
 _                                                  ___________________________
[_] U.S. Government Money Market Fund (220)        [$__________________________]
 _                                                  ___________________________
[_] 100% U.S. Treasury Securities (677)            [$__________________________]
    Money Market Fund

3. Initial Investment Options
--------------------------------------------------------------------------------

The undersigned authorizes JPMorgan Chase Bank or its affiliates ("Chase") to debit Chase account #____________________________ for the initial purchase of shares in the JPMorgan Funds ("the Funds").

                                                            JPMorgan Funds

                                                               APP3-Chase-1003
                                                               01351

                               ----------------------------
                                 NEW ACCOUNT APPLICATION
                               ----------------------------


JPMorgan Money Market Funds
   (For JPMorgan Chase Clients Only)


4. Account Registration+
--------------------------------------------------------------------------------

Please print name clearly and exactly as account is to be registered

FOR INDIVIDUAL:
 ______________________________________________________________________________
[______________________________________________________________________________]
First Name                            M.I.      Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street                                      Apt. No.
 ___________________________________________   __________      ________________
[___________________________________________] [__________]    [________________]
City                                           State           Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

Note: To establish an account beneficiary, check TOD box below and designate beneficiaries in the space provided, or include on a separate page:

 __
[__]  TOD ___________________________________________________________________

 ______________________________________________________________________________
[______________________________________________________________________________]
Beneficiary's First Name          M.I.          Beneficiary's Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

 ______________________________________________________________________________
[______________________________________________________________________________]
Beneficiary's First Name          M.I.          Beneficiary's Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

                                                                JPMorgan Funds

FOR JOINT TENANT:

In the case of joint registration, this account will be registered joint tenants with rights of survivorship and not tenants in common, unless otherwise stated by the investor.
 ______________________________________________________________________________
[______________________________________________________________________________]
First Name                 M.I.          Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

 ______________________________________________________________________________
[______________________________________________________________________________]
First Name                 M.I.          Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

Note: To establish an account beneficiary, check TOD box below and designate beneficiaries in the space provided, or include on a separate page:
 __
[__]  TOD ___________________________________________________________________

 ______________________________________________________________________________
[______________________________________________________________________________]
Beneficiary's First Name          M.I.          Beneficiary's Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

 ______________________________________________________________________________
[______________________________________________________________________________]
Beneficiary's First Name          M.I.          Beneficiary's Last Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

================================================================================
You must check one: For nonresident aliens a copy of a government issued ID must be included with the application.
 _                       _
[_] U.S. Citizen        [_] Resident Alien
 _
[_] Non-Resident Alien   Country of Citizenship
================================================================================

FOR UNIFORM GIFT OR TRANSFER TO MINORS:
 ________________________    ______    ________________________________   _____
[________________________]  [______]  [________________________________] [_____]
Adult Custodian Last Name    Suffix      Adult Custodian First Name        M.I.
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth
 ________________________    ______    ________________________________   _____
[________________________]  [______]  [________________________________] [_____]
Minor Last Name              Suffix    Minor First Name                    M.I.
 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number
 _   _   _    _   _    _   _   _   _       _   _    _   _    _   _
[_] [_] [_] -[_] [_] -[_] [_] [_] [_]     [_] [_] -[_] [_] -[_] [_]
Social Security Number                    Date of Birth

           _  _
Under the [_][_] Uniform Gifts/Transfers to Minors Act.
   (Minor's State of Residence)


FOR CORPORATION AND OTHER ENTITY:

Please select type of account
 _
[_] CORPORATION (If privately held, please attach a copy of the certificate of incorporation or current certificate of good standing.)
 _
[_] TRUST (Please attach a copy of Trust Agreement or Trust Certificate.)
 _
[_] PARTNERSHIP (Please attach a copy of the partnership agreement.)
 _
[_] NON-PROFIT/CHARITABLE ORGANIZATION/FOUNDATION (Please attach a copy of appropriate organizational document).
 _
[_] LIMIT LIABILITY COMPANY (Please attach a copy of current certificate of good standing).
 _
[_] OTHER___________________________________________________________________
 _                   _   _   _    _   _    _   _   _   _
[_] SS# or TAX ID#  [_] [_] [_] -[_] [_] -[_] [_] [_] [_] (If applied for, please provide copy of the application.)

Please print name clearly and exactly as account is to be registered.

 ______________________________________________________________________________
[______________________________________________________________________________]
Name of Corporation/Entity

If Trust, please provide the following:
 ______________________________________________________________________________
[______________________________________________________________________________]
 Trustee Last Name                          Trustee First Name
 _  _  _   _  _   _  _  _  _     _  _   _  _   _  _       _  _   _  _   _  _
[_][_][_]-[_][_]-[_][_][_][_]   [_][_]-[_][_]-[_][_]     [_][_]-[_][_]-[_][_]
   Social Security Number           Date of Birth       Date of Trust Agreement

 ______________________________________________________________________________
[______________________________________________________________________________]
Name of Individual to Receive Correspondence
 _________________________________________   __________________________________
[_________________________________________] [__________________________________]
Street Address
 ___________________________________        _______            ________________
[___________________________________]      [_______]          [________________]
City                                        State               Zip
 ______________________________________________________________________________
(_______)______________________________________________________________________]
Phone Number


5. Mailing Address+
--------------------------------------------------------------------------------
(If mailing address is a post office box, a street address is also required by the USA Patriot Act)

 ______________________________________________________________________________
[______________________________________________________________________________]
Street Address (If different)
 ______________________________________________________________________________
[______________________________________________________________________________]
City                                        State               Zip

(If you want to receive JPMorgan Funds correspondence at more than one address, call 1-800-348-4782)

6. Distribution Options
   Please indicate how you would like to receive distributions.
--------------------------------------------------------------------------------
    _
1. [_] Dividends are to be reinvested
    _
2. [_] Dividends are to be credited to account indicated in Section 7
    _
3. [_] Capital gains are to be reinvested

4. [_] Capital gains are to be credited to account indicated in Section 7

Dividends and capital gains will be automatically reinvested at net asset value unless otherwise indicated.

                                                       -------------------------
                                                         staple voided check h |
                                                                             e |
                                                                             r |
                                                                             e |


7. Systematic Investment Plan
   Amounts (minimum $100) will be automatically drawn on your designated Chase deposit account and invested in your JPMorgan Money Market Fund. Please staple voided check or savings deposit slip.
--------------------------------------------------------------------------------

Authorization Form
 _
[_] Invest automatically the amount of $_____________ on or about the _________ day of the month. Purchases will be made monthly unless you wish to elect quarterly by checking this box. [_]

If the day you selected for your automatic purchase falls on a holiday or a weekend, the purchase will occur on the following business day. Your first automatic investment will occur no sooner than two weeks after the receipt of your request.

Funds will be drawn from my/our
 ______________________________________________________________________________
[______________________________________________________________________________]
Chase deposit account #

(this must be the same as the Chase deposit account currently linked to your JPMorgan Money Market Fund).
 ______________________________________________________________________________
[______________________________________________________________________________]
JPMorgan Money Market Fund Name
 ______________________________________________________________________________
[______________________________________________________________________________]
JPMorgan Money Market Fund Account No.
 ______________________________________________________________________________
[______________________________________________________________________________]
Bank Address
 ____________________________________       ___________________________________
[____________________________________]     [___________________________________]
Account Representative Name                Account Representative Telephone No.
 ______________________________________________________________________________
[______________________________________________________________________________]
Customer Name
 ______________________________________________________________________________
[______________________________________________________________________________]
Customer Name
 ___________________________________________      _____________________________
[___________________________________________]    [_____________________________]
Customer Signature                                Date
 _____________________________________________    _____________________________
[____________________________________________]   [_____________________________]
Customer Signature                                Date

8. Telephone Privileges
   You will be able to execute telephone transactions by calling 1-800-348-4782 from 8:30 a.m. - 7:00 p.m. ET.
--------------------------------------------------------------------------------

My initial purchase of shares in this mutual fund is being made in writing on this mutual fund order form. Subsequent purchases, redemptions, or other transactions may be made by telephone, facsimile or other electronic communication without a signature guarantee. I authorize Chase to accept my telephone instructions and agree to the terms and conditions contained in this mutual fund order form. Chase may delay any instructions, however given, if it has reason to believe they are incomplete, inaccurate or unauthorized. In connection with telephone transactions, Chase may employ one or more of the following or similar procedures: PIN number, request for identification (e.g. social security number or account number), recorded line or written confirmation.

Neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. Should the Fund or its Transfer Agent fail to utilize reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.


9. Customer Warranties and Agreements
--------------------------------------------------------------------------------

Under the penalties of perjury, the entity (shareholder) certifies that:

If I am a U.S. citizen, resident alien, or representative of a U.S. entity, I certify, under penalty of perjury, that:

   (1) The social security or employer identification number shown on this form is my correct Taxpayer Identification Number,

   (2) I am not subject to backup withholding because:

        o I am exempt from backup withholding OR,

        o I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividend OR,

        o The Internal Revenue Service has notified me that I am no longer subject to backup withholding. (Strike out this item (2) if you have been notified that you are subject to backup withholding.)

   (3) I am a U.S. person.

If I am a non-resident alien, I understand that I am required to complete the appropriate Form W-8 to certify my foreign status. I understand that, if I am a non-resident alien, I am not under penalty of perjury for certifying to the above information.

I/we/the undersigned (the undersigned) represents that he/she has full authority and is of legal age to purchase and redeem and effect other transactions in Fund shares pursuant to this Fund Account Application. The undersigned acknowledges that he/she has received and read the applicable Fund Prospectus and agrees to its terms and conditions. The undersigned understands the investment objectives of the Fund(s) and has determined that the Fund(s) is/are a suitable investment based upon his/her investment needs and financial situation. The undersigned hereby appoints Chase as his/her agent in dealing with J.P. Morgan Fund Distributors, Inc.(JPMFD) with respect to all purchases, redemptions and other transactions in shares of the Fund(s), and, in this capacity, to accept and act upon his/her instructions.

The undersigned agrees to the terms and conditions of this Fund Account Application.

By signing below the undersigned consents to J.P. Morgan Chase & Co. and its affiliates, JPMFD, the Funds, their affiliates, subagents, and agents exchanging among themselves and others certain information about him/her and his/her accounts, including information used to offer investment products and insurance products to him/her, except to the extent that the undersigned instructs Chase otherwise in accordance with Chase's Fair Credit Reporting Act Disclosure.

Joint Tenants: The Fund(s) may accept instruction(s) regarding the J.P. Morgan Funds Account from either of the undersigned without liability to the other joint tenant. If neither joint tenant provides the Fund with a signed written request not to redeem shares or release any monies in the Account, the Fund(s) may, at (its) (their) option, require the written authorization of both of the undersigned before redeeming any shares or releasing any monies from the Account.

The distributor of the Fund(s) is JPMFD, an entity not affiliated with J.P. Morgan Chase & Co. J.P. Morgan Chase & Co. and its affiliates receive compensation for providing services to the Funds, including shareholder services.

The undersigned further acknowledges and certifies that he/she understands that:
Securities (including mutual funds) are not bank deposits and are not FDIC insured, nor are they obligations of or guaranteed by Chase or its affiliates. Securities (including mutual funds) and annuities involve investment risks, including the possible loss of the principal amount invested.

================================================================================
+THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money-laundering activities, Federal law requires the Funds to obtain, verify and record a person's name, date of birth (for a natural person), residential street address or principal place of business and Social Security number, Employer Identification Number or other government-issued identification when opening an account. If the mutual fund cannot verify the identity of a customer that is not an individual, the mutual fund will need to verify the identity of those individuals that have the authority or control over such account, including those persons authorized to effect transactions in the shareholder of record's account by requesting the same verifying information on those authorized individuals. The Funds, under certain circumstances, may require additional information in order to open an account. This information will be used to attempt to verify the accountholder's or an authorized person's identity. The Funds may not be able to establish an account if the accountholder or those authorized to act on behalf of the account do not provide the necessary information. In addition, the Funds may suspend or limit account transactions while they are in the process of attempting to verify the accountholder or an authorized person's identity. If the Funds are unable to verify the accountholder or an authorized person's identity after an account is established, the Funds may be required to involuntarily redeem the accountholder's fund shares and close the account
================================================================================

Individual
 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature                                                        Date

 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature                                                        Date

Corporations, Partnerships, or Other Entity*
 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Signature                                 Title             Date
 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Signature                                      Title             Date

* The above signers should also complete Section 12 if they are authorized to conduct transactions.

10.  Authorization to Initiate Debit and Credit Entries and IRS Certification
--------------------------------------------------------------------------------

This authority is to remain in full force and effect until Chase has received written notification from me of its termination in such time and in such manner as to afford Chase and JPMFD a reasonable opportunity to act on it.

The undersigned agrees that neither Chase, JPMFD, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified and held harmless from any and all direct and indirect liabilities, losses, or costs or expenses resulting from acting upon such transactions.

Subject to the terms and conditions herein and in the applicable Fund's prospectus and statement of additional information, the undersigned releases and agrees to hold harmless Chase, JPMFD, the Funds or any of their affiliates or agents against any claim, liability, loss, damage, and expense for any act or failure to act in connection with Fund shares, any related investment account, privileges or services, and oral and written instructions relating thereto.

The undersigned certifies that any tax certifications made to Chase and its affiliates may be used by and relied upon by JPMFD, the Funds or any of their affiliates or agents.

Under the penalties of perjury, the undersigned certifies that 1. the number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and 2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and
3. I am a U.S. person (including a U.S. resident alien). (If the undersigned is subject to backup withholding, cross out item (2) above).

Individual

 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature                                                         Date

 _____________________________________________________________    _____________
[_____________________________________________________________]  [_____________]
Signature                                                         Date


Corporations, Partnerships, or Other Entity*

 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Signature                           Title                         Date
 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Signature                           Title                         Date

* The above signers should also complete Section 12 if they are authorized to conduct transactions.

11. Certificate of Authority
--------------------------------------------------------------------------------

A.  PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The above signed certify (certifies) that they are all the general partners/trustees of the Shareholder and that they have done the following under the authority of the Shareholder's partnership agreement/trust instrument:
(1) empowered the general partner/trustee executing this Application to do so on behalf of the shareholder, and (2) empowered the below-named Authorized Person(s) to effect securities transactions for the Shareholder on the terms described above. This authorization will remain in full force until otherwise notified in writing by the Partnership or Trust. If there are not enough spaces here for all the necessary signatures, complete a separate certificate containing the language of Certificate A and attach it to the Application.

 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Name/Title                          Signature                     Date

 _____________________________       _________________________    _____________
[_____________________________]     [_________________________]  [_____________]
Name/Title                          Signature                     Date


B.  CERTIFICATE OF CORPORATE RESOLUTION (Required for Corporations)

The above signed is(are) duly authorized by corporate resolution or otherwise to act on behalf of the Company in connection with the Company's ownership of shares of the Fund(s). In particular, and without limitation of the foregoing, said individual(s) is(are) authorized to give instructions for the purchase, sale or transfer of said shares and to execute any necessary forms in connection therewith. The Fund(s) and the agents of the Fund(s) may consider this authorization to be in full force and effect until otherwise notified in writing by the Company.


In Witness Whereof, the undersigned has executed this certification this

_____________________ day of ___________________, 20

 ______________________________________________________________________________
[______________________________________________________________________________]
Secretary

 ______________________________________________________________________________
[______________________________________________________________________________]
Another officer if Secretary is authorized to act pursuant to the above

To Be Completed By Institutional Investors, Corporations, Partnerships and Trusts Only

12.  Person(s) Authorized To Conduct Transactions+
--------------------------------------------------------------------------------
The following persons ("Authorized Person(s)") are currently officers, trustees, general partners, or other authorized agents of the Shareholder. Any _______* of the Authorized Person(s) is, by lawful and appropriate action of the Shareholder, a person entitled to give instructions regarding purchases and redemptions or to make inquiries, regarding your Account.

 _____________________________________   ______________________________________
[_____________________________________] [______________________________________]
Name/Title                               Address
 _____________________________________   ______________________________________
[_____________________________________] [______________________________________]
Signature                                City, State, Zip
 _____________________________________   ______________________________________
[_____________________________________] [______________________________________]
Date of Birth                            Social Security Number
 _____________________________________   ______________________________________
[_____________________________________] [______________________________________]
Name/Title                               Address
 _____________________________________   ______________________________________
[_____________________________________] [______________________________________]
Signature                                City, State, Zip
 _____________________________________   ______________________________________
[_____________________________________] [______________________________________]
Date of Birth                            Social Security Number
 _____________________________________   ______________________________________
[_____________________________________] [______________________________________]
Name/Title                               Address
 _____________________________________   ______________________________________
[_____________________________________] [______________________________________]
Signature                                City, State, Zip
 _____________________________________   ______________________________________
[_____________________________________] [______________________________________]
Date of Birth                            Social Security Number

Attach separate list for additional Authorized Traders including full name, signature, social security number, address, and date of birth.

DST Systems, Inc. ("DST") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither DST nor any entity on behalf of which DST is acting shall be liable for any claims or expenses (including legal fees) or for any losses, resulting from actions taken upon any instructions believed to be genuine. DST may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally applicable to any successor of DST.

*If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.

14. Privacy Policy
--------------------------------------------------------------------------------

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

Protecting the Confidentiality of Our Client Information

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies, for example, authorize access to client information only by individuals who need access to do their work.

Who is Covered by the Privacy Policy

This Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close you account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

Information We Have About You

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as you address and social security numbers), and information about your account transactions with us (such as purchases, sales and account balances. We may also collect such information through account inquiries by mail, e-mail or telephone.

Sharing Information For Legal and Routine Business Reasons and For Joint
Marketing

We may disclose information we have about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or other applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we have about you, as described above, with firms that perform administrative or marketing services on our behalf, or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc. as distributor of the Fund does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholder of the Fund. From time to time, the Fund or companies that provide services to the Fund may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Fund. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

Return form to your account officer or:

The JPMorgan Chase Bank, New Account Processing, P.O. Box 92790, Rochester, NY 14692-8890

================================================================================

For Internal Use Only (to be completed by JPMorgan Chase Account Representative)

      ____________________________      _____________________    _____________
     [____________________________]    [_____________________]  [_____________]
     JPMorgan Chase Bank Division       Profit/Cost Center       Dealer

      _______________________________________________________    _____________
     [_______________________________________________________]  [_____________]
     Account Representative Name                                 Social Code

      ___________________________________    _________________________________
     [___________________________________]  [_________________________________]
     Account Representative No.             Account Representative Telephone No.

================================================================================
a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares. Also, Participating Organizations may send periodic account statements to the Participant Investors showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them directly from the Fund in which they invest.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Funds directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Funds directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Funds directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Funds due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Funds' transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the respective Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Initial Purchase of J.P. Morgan Select Shares

Investors who wish to invest in the Funds directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the JPMorgan Funds Service Center at (800) 348-4782.

Federal law requires the Funds to obtain, verify and record a person's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The Funds may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Funds' transfer agent, shareholder servicing agent, or Participating Organizations to attempt to verify the person's identity. The Funds may not be able to establish an account if the person does not provide the necessary information.

Mail. To purchase J.P. Morgan Select shares of either Fund, investors may send a check made payable to "J.P. Morgan Select Shares of Connecticut Daily Tax Free Income Fund, Inc." or to "J.P. Morgan Select Shares of New Jersey Daily Municipal Income Fund, Inc." along with a completed Fund application to:

J.P. Morgan Funds Service Center
P.O. Box 219392
Kansas City, Missouri 64121-9392

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's application will not be accepted until the Fund receives Federal Funds.

Bank Wire. To purchase shares of the Funds using the wire system for transmittal of money among banks, an investor should first telephone the J.P. Morgan Service Center at 1-800-348-4782 to obtain a new account number and then instruct a member commercial bank to wire his money immediately to:

For Connecticut Daily Tax Free Income Fund, Inc.:

JPMorgan Chase Bank
ABA #021000021
DDA #323125832
JPM Purchase Account
For Connecticut Daily Tax Free Income Fund, Inc.
Account of
          --------------------------
Account #
         ---------------------------
SS#/Tax ID#
           -------------------------

For New Jersey Daily Municipal Income Fund, Inc.:

JPMorgan Chase Bank
ABA #021000021
DDA #323125832
JPM Purchase Account
For New Jersey Daily Municipal Income Fund, Inc.
Account of
          --------------------------
Fund Account #
              ----------------------
SS#/Tax ID#
           -------------------------

The investor should then promptly complete and mail the Fund application form to the address specified above under "Mail."

An account will not be opened until a Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Funds do not charge investors for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares

Subsequent purchases in a Fund can be made either by bank wire or by mailing a check to:

J.P. Morgan Funds Service Center
P.O. Box 219392
Kansas City, Missouri  64121-9392

There is a $100 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may re-open an account without filing a new Fund application at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Fund upon acceptance by the Funds' transfer agent of the redemption order (and any supporting documentation that it may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., Eastern time. However, redemption payments will not be paid out unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which can take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder's original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Funds' transfer agent. Requests to institute or change any of the additional redemption procedures, including a request to send payment to an address other than the one we have in our records, will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund in which they invest addressed to:

J.P. Morgan Funds Service Center P.O. Box 219392 Kansas City, Missouri
64121-9392

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the J.P. Morgan Select Class of shares. The checks, which will be issued in the shareholder's name, are drawn on a special account with each Fund's agent bank. Checks may be drawn in any amount of $500 or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by a Fund may not be certified. Fund shares purchased by check may not be redeemed by check until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by a Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. Each Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of a Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, each Fund reserves the right to charge the shareholder's account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check, and/or a post-dated check. Each Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to that Fund's shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with each Fund's normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by each Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, the Fund will provide the shareholder with a supply of checks.

Telephone

The Funds accept telephone redemption requests from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to shareholders at their address of record or to their bank accounts, both as set forth in the Fund application or in a subsequent written authorization. However, all telephone redemption instructions in excess of $25,000 will be wired directly to such previously designated bank account. The Funds may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus, such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. To provide evidence of telephone instructions the transfer agent will record telephone conversations with shareholders. The Funds will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. Failure by a Fund to employ such reasonable procedures may cause it to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call their Fund toll free at
(800) 348-4782, and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, and (v) the name of the person requesting the redemption. Usually, the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 4:00 p.m., Eastern time. Proceeds are sent the next Fund Business Day if the redemption request is received after 4:00 p.m., Eastern time. Each Fund reserves the right to terminate or modify the telephone redemption service in whole or in part at any time and will notify shareholders accordingly.

Generally

There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to a Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all of his shares of the Fund, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the Securities and Exchange Commission (the "SEC") determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of a Fund.

Each Fund and its agents reserves the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where a Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

Each Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization's account after a withdrawal is less than $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investors of a proposed mandatory redemption. During the notice period, a shareholder may avoid mandatory redemption by purchasing sufficient additional shares (without regard to the normal $100 requirement for an initial investment) to increase his total net asset value to the minimum amount.

In addition, in accordance with applicable customer identification regulations, each Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Specified Amount Automatic
Withdrawal Plan

Shareholders who own $10,000 or more shares of a Fund may elect to withdraw shares and receive payment from that Fund of a specified amount of $100 or more automatically on a monthly or quarterly basis in an amount approved and confirmed by the Manager. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value so that the designated payment is received on approximately the first or fifteenth day of the month following the end of the selected payment period. To the extent that these redemptions exceed the number of shares purchased through reinvestment of dividends and distributions, the total number of shares owned by a shareholder will be reduced, and may ultimately liquidate a shareholder's investment.

The election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating on the Fund application. The election may also be made, changed or terminated at any later time by the participant. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Funds do not expect that there will be any realized capital gains.

Dividends and Distributions

The Funds declare dividends equal to all their net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains (the excess of net long-term capital gains over net short-term capital gains), if any, are distributed at least annually and in no event later than 60 days after the end of the Funds' fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.

Exchange Privilege

Shareholders of JPMorgan Select shares of a Fund may exchange at relative net asset value for JPMorgan Shares of the JPMorgan U.S. Government Money Market Fund, the JPMorgan 100% U.S. Treasury Securities Money Market Fund, the JPMorgan Treasury Plus Money Market Fund, the JPMorgan Federal Money Market Fund, the JPMorgan Prime Money Market Fund, the JPMorgan Liquid Assets Money Market Fund, the JPMorgan Tax Free Money Market Fund, the JPMorgan New York Tax Free

Money Market Fund, the JPMorgan California Tax Free Money Market Fund, and the JPMorgan Select shares of any Reich & Tang Asset Management, LLC sponsored fund and may exchange at relative net asset value plus any applicable sales charges, the Select shares of a Fund for the shares of the non-money market J.P. Morgan Funds, in accordance with the terms of the then-current prospectus of the fund being acquired. The prospectus of the J.P. Morgan Fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference. With respect to exchanges into a fund which charges a front-end sales charge, such sales charge will not be applicable if the shareholder previously acquired his J.P. Morgan Select shares by exchange from such fund, subject to and in accordance with the terms of the then-current prospectus of the fund to be acquired. Under the exchange privilege, J.P. Morgan Select shares may be exchanged for shares of other funds only if those funds are registered in the states where the exchange may legally be made. In addition, the account registration for the J.P. Morgan Funds into which J.P. Morgan Select shares are being exchanged must be identical to that of the account registration for the Fund from which shares are being redeemed. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by such fund up to five business days if the fund determined that it would be disadvantaged by an immediate transfer of the proceeds. This privilege may be amended or terminated at any time following 60 days' written notice. Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain pre-authorizations or indemnifications are accepted and on file. Further information is available from the transfer agent.

Tax Consequences

Federal Income Taxes

Dividends paid by the Funds that are designated by the Funds as exempt interest dividends and derived from Municipal Obligations and Participation Certificates, will be exempt from regular federal income tax, provided each Fund complies with the requirements of the Internal Revenue Code (the "Code") regarding the qualification of each Fund to pay exempt-interest dividends, but may be subject to federal alternative minimum tax.

The Funds may invest a portion of its assets in taxable securities the interest income on which is subject to federal, state and local income tax or that otherwise generate income that is not exempt from federal or state income tax; therefore, shareholders may receive some taxable income with respect to their shares in a Fund. Income exempt from federal income tax may nevertheless be subject to state and local income tax.

Dividends paid from taxable income, if any, and distributions of any realized short-term capital gains (from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of a Fund.

The Funds do not expect to realize long-term capital gains, and thus do not contemplate distributing "capital gain dividends" or having undistributed capital gain income within the meaning of the Code. Each Fund will inform shareholders of the amount and nature of its income and gains in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year.

The sale, exchange or redemption of shares will generally be the taxable disposition of an asset that may result in taxable gain or loss for the shareholder if the shareholder receives more or less than his or her tax basis in the shares, which generally is the amount he or she paid for the shares, including adjustments for taxable dividends received in the form of additional shares. An exchange pursuant to the exchange privilege is treated as a sale on which the shareholder may realize a taxable gain or loss.

For shareholders that are Social Security and Railroad Retirement recipients, interest on tax-exempt bonds, including exempt-interest dividends paid by a Fund, is to be added to shareholders' adjusted gross income to determine the amount of Social Security benefits includible in their gross income.

Interest on certain personal private activity bonds will constitute an item of tax preference subject to the individual alternative minimum tax. Corporations will be required to include in alternative minimum taxable income 75% of the amount by which their adjusted current earnings (including tax-exempt interest) exceeds their alternative minimum taxable income (determined without this tax item). In certain cases Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on tax-exempt interest.

With respect to variable rate demand instruments, including Participation Certificates therein, a Fund will be treated for federal income tax purposes as the owner of an interest in the underlying Municipal Obligations and the interest thereon will be exempt from regular federal income taxes to the Fund to the same extent as the interest on the underlying Municipal Obligations.

The United States Supreme Court has held that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations.

Connecticut Income Taxes (applicable to investors in the Connecticut Daily Tax Free Income Fund, Inc. only)

The designation of all or a portion of a dividend paid by the Connecticut Daily Tax Free Income Fund, Inc. as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority. However, in the opinion of Day, Berry & Howard LLP, special Connecticut tax counsel to the Fund, dividends paid by the Fund that qualify as exempt-interest dividends for federal income tax purposes and that are correctly designated by the Fund as derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Municipal Obligations") or from obligations the interest on which Connecticut is prohibited from taxing by federal law ("Territorial Municipal Obligations") are not subject to the Connecticut tax on the Connecticut taxable income of individuals, trusts and estates (the "Connecticut Personal Income Tax").

Exempt-interest dividends that are not derived from Connecticut Municipal Obligations or Territorial Municipal Obligations and any other dividends of the Fund that are treated as ordinary income for federal income tax purposes are includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax.

While capital gain dividends are not anticipated by the Fund, capital gain dividends, whether received in cash or reinvested in additional shares of the Fund, and amounts, if any, in respect of undistributed long-term capital gains of the Fund would be includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax, as would gains, if any, recognized upon the redemption, sale, or exchange of shares of the Fund, except that, in the case of taxpayers holding shares of the Fund as capital assets, amounts treated as capital gain dividends for federal income tax purposes that are derived from Connecticut Municipal Obligations are not subject to the tax.

Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than exempt-interest dividends derived from Connecticut Municipal Obligations or Territorial Municipal Obligations, may be subject to the net Connecticut minimum tax.

All dividends paid by the Fund, including exempt-interest dividends, are includible in gross income for purposes of the Connecticut Corporation Business Tax payable by companies taxed as corporations. However, the Corporation Business Tax allows a deduction for a portion of amounts includible in gross taxable income thereunder to the extent they are treated as dividends other than exempt-interest dividends or capital gain dividends for federal income tax purposes, but disallows deductions for expenses related to such amounts.

Shareholders are urged to consult their tax advisers with respect to the treatment of distributions from the Fund in their own states and localities.

New Jersey Income Taxes (applicable to investors in the New Jersey Daily Municipal Income Fund, Inc. only)

The following is based upon the advice of Sills Cummis Epstein & Gross, P.A., special tax counsel to the New Jersey Daily Municipal Income Fund, Inc. The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority.

The Fund intends to be a "qualified investment fund" within the meaning of the New Jersey gross income tax. The primary criteria for constituting a "qualified investment fund" are that (i) such fund is an investment company registered with the SEC which, for the calendar year in which the distribution is paid, has no investments other than interest bearing obligations, obligations issued at a discount, cash and cash items, including receivables and financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto and (ii) at the close of each quarter of the taxable year, such fund has not less than 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Obligations and certain other specified securities. Additionally, a qualified investment fund must comply with certain continuing reporting requirements. In the opinion of Sills Cummis Epstein & Gross, P.A.,
(i) assuming that the Fund constitutes a qualified investment fund and that the Fund complies with the reporting obligations under New Jersey law with respect to qualified investment funds, (a) distributions paid by the Fund to a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax to the extent that the distributions are attributable to income received as interest on or gain from New Jersey Municipal Obligations and (b) gain from the sale of shares in the Fund by a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax and (ii) distributions paid by the Fund to a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax to the extent that the distributions are attributable to interest earned on federal obligations.

Shareholders are urged to consult with their tax advisors with respect to the treatment of distributions from the Fund and ownership of shares of the Fund in their own states and localities.

Although the Fund intends to maintain a $1.00 per share net asset value, the redemption of shares may result in the investors receipt of more or less than he paid for his shares and, thus, in a taxable gain or loss to the investor. An exchange pursuant to the exchange privilege is treated for federal income tax purposes as a sale on which a shareholder may realize a taxable gain or loss. However, if the Fund is a New Jersey qualified investment fund, any such gains received by a New Jersey resident individual shareholder should not be subject to the New Jersey gross income tax.

V.      DISTRIBUTION
        ARRANGEMENTS
--------------------------------------------------------------------------------

Rule 12b-1 Fees

Investors do not pay a sales charge to purchase shares of either Fund. However, each Fund pays shareholder servicing fees in connection with the provision of servicing to the J.P. Morgan Select shareholders. The Funds pay these fees from J.P. Morgan Select assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Each Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plans) and, pursuant to the Plans, each Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to each Fund's J.P. Morgan Select shares.

Under the Distribution Agreements, the Distributor serves as distributor of each Fund's shares. For nominal consideration (i.e., $1.00) and as agent for each Fund, the Distributor solicits orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreements, the Distributor receives, with respect to the J.P. Morgan Select shares, a service fee equal to 0.20% per annum of the average daily net assets of the J.P. Morgan Select shares (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the J.P. Morgan Select shares of a Fund.

The Plans and the Shareholder Servicing Agreements provide that, in addition to the Shareholder Servicing Fee, each Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreements with respect to the J.P. Morgan Select shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering each Fund's prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

Each Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative fee and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the J.P. Morgan Select shares of a Fund, (ii) to compensate certain Participating Organizations for providing assistance in distributing the J.P. Morgan Select shares of a Fund, and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the J.P. Morgan Select shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to a Plan, provided that such payments will not increase the amount which a Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contracts or Administrative Services Contracts in effect for that year or under the Shareholder Servicing Agreements in effect for that year.

--------------------------------------------------------------------------------
                            VI. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights tables are intended to help you understand the financial performance of each Fund's J.P. Morgan Select shares since inception. Certain information reflects financial results for a single J.P. Morgan Select share of a Fund. The total returns in each table represent the rate that an investor would have earned on an investment in the J.P. Morgan Select shares of that Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the annual report for each Fund, which are available upon request.

    J.P. Morgan Select Shares of Connecticut Daily Tax Fee Income Fund, Inc.

                                                                 July 30, 1999
                                              Year              (Commencement of
                                              Ended               Offering) to
                                           January 31,           January 31,
                                         2004   2003    2002    2001       2000
                                         ----   ----    ----    ----       ----
Per Share Operating Performance:
(for a share outstanding throughout
    the period)
Net asset value, beginning of period     $1.00     $1.00     $1.00     $1.00    $1.00
                                         ------    ------    ------    ------   ------
 Income from investment operations:
  Net investment income..........         0.001     0.005    0.017     0.030    0.012
Less distributions:
  Dividends from net investment
    income.......................        (0.001)   (0.005)  (0.017)   (0.030)  (0.012)
                                         -------   -------  -------   -------  -------
Net asset value, end of period...        $1.00     $1.00     $1.00     $1.00    $1.00
                                         =======   ======    ======    ======   ======
Total Return.....................         0.15%     0.54%     1.73%     3.03%    1.23%(a)

Ratios/Supplemental Data
Net assets, end of period (000)..        $35,433   $72,984   $68,830   $64,067  $40,983
Ratios to average net assets:
  Expenses (net of fees waived)(b)        0.93%     0.91%     0.86%     0.86%    0.86%(c)
  Net investment income..........         0.15%     0.53%     1.83%     2.98%    2.26%(c)
  Shareholder servicing fees waived       0.02%     0.00%     0.00%     0.00%    0.00%(c)
  Expenses paid indirectly.......         0.00%     0.00%     0.00%     0.00%    0.00%(c)

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------
                            VI. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  J.P. Morgan Select Shares of New Jersey Daily Municipal Income Fund, Inc.

                                                     Three                  July 9, 1999
                                         Year        Months        Year    (Commencement
                                         Ended       Ended        Ended     of offering) to
                                        Jan. 31,    Jan. 31,     Oct. 31,      Oct. 31,
                                      2004    2003    2002     2001    2000      1999
                                      ----    ----    ----     ----    ----     ----
Per Share Operating Performance:
(for a share outstanding throughout
    the period)
Net asset value, beginning
     of period.................       $1.00   $1.00    $1.00    $1.00   $1.00    $1.00
                                      ------  ------   ------   ------ ------   ------
Income from investment operations:
     Net investment income.....        0.001   0.005    0.002    0.022   0.030    0.007
Less distributions:
    Dividends from net
       investment income.......       (0.001) (0.005)  (0.002)  (0.022) (0.030)  (0.007)
                                       ------  ------  ------   ------  ------  ------
Net asset value, end of period.      $1.00    $1.00    $1.00    $1.00   $1.00    $1.00
                                     ======  ======   ======   ====== ======   ======
Total Return...................       0.14%    0.53%    0.21%(a) 2.21%   3.00%    0.72%(a)
Ratios/Supplemental Data
Net assets, end of period (000)      $40,356  $52,278  $72,688  $63,248 $51,622  $45,109
Ratios to average net assets:
   Expenses (net of fees waived)(b)   0.90%    0.89%    0.87%(c) 0.88%   0.89%   0.86%(c)
   Net investment income.......       0.14%    0.53%    0.82%(c) 2.13%   2.96%   2.27%(c)
   Shareholder servicing fees waived  0.02%    0.00%    0.00%(c) 0.00%   0.00%   0.00%(c)
   Expenses paid indirectly....       0.00%    0.00%    0.00%(c) 0.01%   0.00%   0.00%(c)

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized

                     Notice of Reich & Tang* Privacy Policy

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.



* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.



                       THIS IS NOT PART OF THE PROSPECTUS

HOW TO REACH US


A Statement of Additional Information (SAI) dated May 28, 2004, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the Annual and Semi-Annual shareholder reports. You may obtain the SAI, the Annual and Semi-Annual Reports and materials incorporated by reference without charge by calling the Fund toll free at (800) 433-1918. To request other information, call your financial intermediary or the Fund.



A current SAI has been filed with the Securities and Exchange Commission. You may visit the EDGAR database on the Securities and Exchange Commission's Internet website (http://www.sec.gov) to view the SAI, material incorporated by reference and other information. Copies of the information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


                                                      811-4265
                                                      811-6152

                                                                   PR-NJCT-504

JPMorgan Funds

JPMorgan Funds Fulfillment Center
600 North Bedford Street
E. Bridgewater, MA 02333

                    (This Page is Intentionally Left Blank.)

================================================================================
CONNECTICUT
DAILY TAX FREE                              600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                           (212) 830-5345
                                            (800) 433-1918 (Toll Free)
================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 28, 2004

            RELATING TO THE PROSPECTUSES FOR THE CLASS A, CLASS B AND
   J.P. MORGAN SELECT CLASS OF SHARES OF THE CONNECTICUT DAILY TAX FREE INCOME
                          FUND, INC. DATED MAY 28, 2004


This Statement of Additional Information (SAI) is not a Prospectus. The SAI expands upon and supplements the information contained in the current Prospectuses of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund"), dated May 28, 2004, and should be read in conjunction with each Prospectus.


A Prospectus may be obtained from any Participating Organization or by writing or calling the Fund toll-free at (800) 433-1918. The Financial Statements of the Fund have been incorporated by reference into the SAI from the Fund's Annual Report. The Annual Report is available, without charge, upon request by calling the toll-free number provided. The material relating to Purchase, Redemption and Pricing of Shares has been incorporated by reference to the Prospectus for each Class of Shares.


If you wish to invest in J.P. Morgan Select shares of the Connecticut Daily Tax Free Income Fund, Inc. you should obtain a separate prospectus by writing to J.P. Morgan Funds Service Center, P.O. Box 219392, Kansas City, Missouri 64121-9392, or by calling (800) 348-4782.
This Statement of Additional Information is incorporated by reference into each Prospectus in its entirety.

                                Table of Contents

-------------------------------------------------------------------------------------------------------------------------
Fund History..................................... 2         Capital Stock and Other Securities.......................  20
Description of the Fund and its Investments                 Purchase, Redemption and
and Risks........................................ 2           Pricing Shares.........................................  21
Management of the Fund...........................12         Taxation of the Fund.....................................  22
Control Persons and Principal Holders of                    Underwriters.............................................  24
Securities.......................................15         Financial Statements.....................................  24
Investment Advisory and Other Services...........15         Description of Ratings...................................  25
Brokerage Allocation and Other Practices.........20         Taxable Equivalent Yield Tables..........................  26

I.  FUND HISTORY

The Fund was incorporated on March 8, 1985, in the state of Maryland.

II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund is an open-end, management investment company that is a tax-exempt money market fund. The Fund's investment objectives are to seek as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

The following discussion expands upon the description of the Fund's investment objectives and policies in the Prospectus.

The Fund's assets will be invested primarily in (i) high quality debt obligations issued by or on behalf of the State of Connecticut, other states, territories and possessions of the United States and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is, in the opinion of bond counsel to the issuer at the date of issuance, currently exempt from federal income taxation and in (ii) Participation Certificates in Municipal Obligations purchased from banks, insurance companies or other financial institutions which cause the Fund to be treated as the owner of an interest in the underlying municipal obligations for federal income tax purposes. These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Statement of Additional Information as Municipal Obligations. Dividends that are properly designated by the Fund as derived from Municipal Obligations and Participation Certificates will be exempt from regular federal income tax provided the Fund qualifies as a regulated investment company and complies with Section 852(b)(5) of the Internal Revenue Code of 1986 (the "Code"). Although the Supreme Court has determined that Congress has the authority to tax the interest on bonds such as the Municipal Obligations, existing law excludes such interest from regular federal income tax. However, such interest, may be subject to the federal alternative minimum tax.

Securities, the interest income on which is subject to federal, state and local income tax, will not exceed 20% of the value of the Fund's net assets. Exempt-interest dividends that are correctly identified by the Fund as derived from obligations issued by or on behalf of the State of Connecticut or its local governments or other political subdivisions, or their instrumentalities, authorities, districts or similar public entities created under Connecticut law ("Connecticut Municipal Obligations") will be exempt from the Connecticut Personal Income Tax. Exempt-interest dividends correctly identified by the Fund as derived from obligations of Puerto Rico, Guam and the United States Virgin Islands, as well as any other types of obligations that Connecticut is prohibited from taxing under the Constitution or the laws of the United States of America ("Territorial Municipal Obligations"), also should be exempt from the Connecticut Personal Income Tax provided the Fund complies with applicable Connecticut laws. (See "Connecticut Income Taxes" herein.) To the extent suitable Connecticut Municipal Obligations and territorial Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The dividends on these will be designated by the Fund as derived from interest income which will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from federal income tax but will be subject to the Connecticut Personal Income Tax. Except as a temporary defensive measure during periods of adverse market conditions as determined by Reich & Tang Asset Management, LLC (the "Manager"), the Fund will invest primarily in Connecticut Municipal Obligations. The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less and to value its investment portfolio at amortized cost and maintain a net asset value at $1.00 per share. There can be no assurance that this value will be maintained.

The Fund may hold uninvested cash reserves pending investment. The Fund's investments may include "when-issued" Municipal Obligations, stand-by commitments and taxable repurchase agreements. Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations, the Fund reserves the right to invest up to 20% of the value of its net assets in securities, the interest income on which is subject to federal, state and local income tax. The Fund may invest more than 25% of its assets in Participation Certificates purchased from banks in industrial revenue bonds and other Connecticut Municipal Obligations. In view of this possible "concentration" in bank Participation Certificates in Connecticut Municipal Obligations, an investment in Fund shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Demand Instruments and Participation Certificates" herein.) The investment objectives of the Fund described in the preceding paragraphs of this section may not be changed unless approved by the holders of a majority of the outstanding shares of the Fund. As used herein, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may only purchase United States dollar-denominated securities that have been determined by the Manager to present minimal credit risks and that are Eligible Securities at the time of acquisition. The term Eligible Securities means: (i) securities which have or are deemed to have remaining maturities of 397 days or less and are rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs"); or (ii) unrated securities determined by the Manager to be of comparable quality. In addition, securities which have or are deemed to have remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e., with maturities greater than 397 days) and that are deemed unrated securities may be purchased if they have received a long-term rating from the Requisite NRSROs in one of the three highest rating categories. Provided, however, that such may not be purchased if it (i) does not satisfy the rating requirements set forth in the preceding sentence and (ii) has received a long-term rating from any NRSRO that is not within the three highest long-term rating categories. A determination of comparability by the Manager is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's or "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments. It is the Fund's policy to only invest in securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by the requisite NRSROs, or are unrated securities that have been determined by the Manager to be of comparable quality.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Manager of the Fund shall promptly reassess whether the security presents minimal credit risks and shall cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the investment manager's actions.

In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the Investment Company Act of 1940, as amended, (the "1940 Act") or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any Demand Feature or Guarantee, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interests of the Fund. Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the Securities and Exchange Commission (the "SEC") of such fact and of the actions that the Fund intends to take in response to the situation.

All investments by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

With respect to 75% of its total assets, the Fund shall invest not more than 5% of its total assets in Municipal Obligations issued by a single issuer. However, the Fund shall not invest more than 5% of its total assets in Municipal Obligations issued by a single issuer unless such Municipal Obligations are of the highest quality.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). The Fund will be restricted in that at the close of each quarter of the taxable year, at least 50% of the value of its total assets must be represented by cash, government securities, regulated investment company securities and other securities which is limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer other than Government securities or regulated investment company securities. The limitations described in this paragraph regarding qualification as a "regulated investment company" are not fundamental policies and may be revised to the extent applicable federal income tax requirements are revised. (See "Federal Income Taxes" herein.)

Description Of Municipal Obligations

As used herein, "Municipal Obligations" include the following as well as "Variable Rate Demand Instruments" and "Participation Certificates."

1. Municipal Bonds with remaining maturities of 397 days or less that are Eligible Securities at the time of acquisition. Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities"). They generally have a maturity at the time of issuance of one year or more and are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

   The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of, and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

   In addition, certain kinds of "private activity bonds" are issued by public authorities to provide funding for various privately operated industrial facilities (hereinafter referred to as "industrial revenue bonds" or "IRBs"). Interest on IRBs is generally exempt, with certain exceptions, from regular federal income tax pursuant to Section 103(a) of the Code, provided the issuer and corporate obligor thereof continue to meet certain conditions. (See "Federal Income Taxes" herein.) IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is no established secondary market for the IRBs, the IRBs or the Participation Certificates in IRBs purchased by the Fund will be supported by letters of credit, guarantees or insurance that meet the definition of Eligible Securities at the time of acquisition and provide the demand feature which may be exercised by the Fund at any time to provide liquidity. Shareholders should note that the Fund may invest in IRBs acquired in transactions involving a Participating Organization. In accordance with Investment Restriction 6 herein, the Fund is permitted to invest up to 10% of the portfolio in high quality, short-term Municipal Obligations (including IRBs) meeting the definition of Eligible Securities at the time of acquisition that may not be readily marketable or have a liquidity feature.

2. Municipal Notes with remaining maturities of 397 days or less that are Eligible Securities at the time of acquisition. The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund's investments may be concentrated in Municipal Notes of Connecticut issuers.

3. Municipal Commercial Paper that is an Eligible Security at the time of acquisition. Issues of Municipal Commercial Paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing. They are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

4. Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses. These clauses provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase Municipal Leases subject to a non-appropriation clause where the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, a guarantee, insurance or other comparable undertaking of an approved financial institution. These types of Municipal Leases may be considered illiquid and subject to the

   10% limitation of investments in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring the liquidity of Municipal Leases. In making such determination, the Board and the Manager may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any Municipal Leases are illiquid, such lease will be subject to the 10% limitation on investments in illiquid securities.

5. Any other federal tax-exempt obligations, and to the extent possible, Connecticut gross income tax-exempt obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions whose inclusion in the Fund would be consistent with the Fund's investment objectives, policies and risks described herein and permissible under Rule 2a-7 under the 1940 Act.

Variable Rate Demand Instruments and Participation Certificates

Variable rate demand instruments that the Fund will purchase are tax-exempt Municipal Obligations. They provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

The variable rate demand instruments in which the Fund may invest are payable on demand on not more than thirty calendar days' notice and may be exercised at any time or at specified intervals not exceeding 397 days depending upon the terms of the instrument. Variable rate demand instruments that cannot be disposed of properly within seven days in the ordinary course of business are illiquid securities. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to 397 days. The adjustments are based upon the "prime rate"* of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund decides which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks. A fund utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act may purchase variable rate demand instruments only if (i) the instrument is subject to an unconditional demand feature, exercisable by the Fund in the event of a default in the payment of principal or interest on the underlying securities, that is an Eligible Security or (ii) the instrument is not subject to an unconditional demand feature but does qualify as an Eligible Security and has a long-term rating by the Requisite NRSROs in one of the two highest rating categories, or if unrated, is determined to be of comparable quality by the Manager. The Manager may determine that an unrated variable rate demand instrument meets the Fund's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets the quality criteria for the Fund stated herein or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever not deemed to be an Eligible Security, the Fund either will sell in the market or exercise the demand feature.

The variable rate demand instruments that the Fund may invest in include Participation Certificates purchased by the Fund from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Obligations (expected to be concentrated in IRBs) owned by such institutions or affiliated organizations. The Fund will not purchase Participation Certificates in fixed rate tax-exempt Municipal Obligations without obtaining an opinion of counsel that the Fund will be treated as the owner thereof for federal income tax purposes. A Participation Certificate gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Fund's eligibility criteria, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Manager of the Fund has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the Participation Certificate back to the institution. Where applicable, the Fund can draw on the letter of credit or insurance after no more than 30 days notice either at any time or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Fund intends to exercise the demand only (i) upon a default under the terms of the bond documents, (ii) as needed to provide liquidity to the Fund in order to make redemptions of Fund shares or
____________________
* The prime rate is generally the rate charged by a bank to its most creditworthy customers for short-term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

(iii) to maintain a high quality investment portfolio. The institutions issuing the Participation Certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Fund will attempt to have the issuer of the Participation Certificate bear the cost of the insurance. However, the Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund. The Manager has been instructed by the Fund's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Fund, including the Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Fund may subscribe. Although these instruments may be sold by the Fund, the Fund intends to hold them until maturity, except under the circumstances stated above.

In view of the possible "concentration" of the Fund in Participation Certificates in Connecticut Municipal Obligations, which may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit. The Fund may invest 25% or more of its net assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities. This includes, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The portfolio may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent state law contains such limits, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the portfolio may contain variable rate demand Participation Certificates in fixed rate Municipal Obligations. The fixed rate of interest on these Municipal Obligations will be a ceiling on the variable rate of the Participation Certificate. In the event that interest rates increase so that the variable rate exceeds the fixed rate on the Municipal Obligations, the Municipal Obligations can no longer be valued at par and may cause the Fund to take corrective action, including the elimination of the instruments from the portfolio. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rates", or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Because of the variable rate nature of the instruments, the Fund's yield will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods where prevailing interest rates have increased, the Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

For purposes of determining whether a variable rate demand instrument held by the Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (i) the period required before the Fund is entitled to receive payment of the principal amount of the instrument or (ii) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to be an Eligible Security it will be sold in the market or through exercise of the repurchase demand feature to the issuer.

When-Issued Securities

New issues of certain Municipal Obligations frequently are offered on a when-issued basis. The payment obligation and the interest rate received on these Municipal Obligations are each fixed at the time the buyer enters into the commitment although delivery and payment of the Municipal Obligations normally take place within 45 days after the date of the Fund's commitment to purchase. Although the Fund only makes commitments to purchase when-issued Municipal Obligations with the intention of actually acquiring them, the Fund may sell these securities before the settlement date if deemed advisable by the Manager.

Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way; that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing Municipal Obligations on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. A separate account of the Fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market or fair value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date of the when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although it will not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax.

Stand-by Commitments

When the Fund purchases Municipal Obligations, it may also acquire stand-by commitments from banks and other financial institutions. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Fund with respect to a particular Municipal Obligation held in its portfolio.

The amount payable to the Fund upon its exercise of a stand-by commitment normally will be (i) the acquisition cost of the Municipal Obligation (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund will value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable will be substantially the same as the market value of the underlying Municipal Obligation.

The Fund's right to exercise a stand-by commitment will be unconditional and unqualified. A stand-by commitment will not be transferable by the Fund, although it can sell the underlying Municipal Obligation to a third party at any time.

The Fund expects stand-by commitments to generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after the acquisition of each stand-by commitment.

The Fund will enter into stand-by commitments only with banks and other financial institutions that, in the Manager's opinion, present minimal credit risks. If the issuer of the Municipal Obligation does not meet the eligibility criteria, the issuer of the stand-by commitment will have received a rating which meets the eligibility criteria or, if not rated, will present a minimal risk of default as determined by the Manager. The Fund's reliance upon the credit of these banks and broker-dealers will be supported by the value of the underlying Municipal Obligations held by the Fund that were subject to the commitment.

The Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Fund to be fully invested in securities the interest on which is exempt from federal income tax while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund will be valued at zero in determining net asset value. In those cases in which the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. Stand-by commitments will not affect the dollar-weighted average maturity of the Fund's portfolio. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments the Fund may enter into are subject to certain risks. These include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Fund may apply to the Internal Revenue Service for a ruling, or seek from its counsel an opinion, that interest on Municipal Obligations subject to stand-by commitments will be exempt from federal income taxation (see "Federal Income Taxes" herein). In the absence of a favorable tax ruling or opinion of counsel, the Fund will not engage in the purchase of securities subject to stand-by commitments.

Taxable Securities

Although the Fund will attempt to invest 100% of its total assets in tax-exempt Municipal Obligations, the Fund may invest up to 20% of the value of its net assets in securities of the kind described below. The interest income from such securities is subject to federal and Connecticut state income tax. The Fund may purchase and hold such taxable securities under any one or more of the following circumstances: (i) pending investment of proceeds of sales of Fund shares or of portfolio securities, (ii) pending settlement of purchases of portfolio securities, and (iii) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest more than 20% in such taxable securities when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Fund may invest are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (i) obligations of the United States Government or its agencies, instrumentalities or authorities, (ii) commercial paper meeting the definition of Eligible Securities at the time of acquisition, (iii) certificates of deposit of domestic banks with assets of $1 billion or more, and (iv) repurchase agreements with respect to any Municipal Obligations or other securities which the Fund is permitted to own.

Repurchase Agreements

The Fund may invest in instruments subject to repurchase agreements with securities dealers, member banks of the Federal Reserve System or other entities that the Manager has determined are creditworthy. Under the terms of a typical repurchase agreement, the Fund will acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon. Additionally, the Fund or its custodian shall have possession of the collateral, which the Fund's Board believes will give it a valid, perfected security interest in the collateral. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Fund's Board believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than will be the case with securities owned by the Fund. It is expected that repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Fund. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment, together with illiquid securities held by the Fund, exceeds 10% of the Fund's total net assets. (See Investment Restriction Number 6 herein.) Repurchase agreements are subject to the same risks described herein for stand-by commitments.

Connecticut Risk Factors

The following represents special considerations regarding investment in Connecticut Municipal Obligations. This information provides only a brief summary, does not purport to be a complete description and is largely based on information drawn from Official Statements relating to securities offerings of the State of Connecticut available as of the date of this Statement of Additional Information. The Fund has not independently verified the accuracy and completeness of the information contained in such Official Statements.

There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on the State of Connecticut (the "State") or local government finances generally, will not adversely affect the market value of Connecticut Municipal Obligations held by the Fund or the ability of particular issuers to make timely payments of debt service on these obligations.

Connecticut (sometimes referred to as the State) is highly urbanized, with a 2002 population density of 714 persons per square mile, as compared to 82 for the United States as a whole and 225 for the New England region. Of the eight counties in the State, 75% of the population resides within Hartford, Fairfield and New Haven counties. Per capita personal income of the State's residents, historically among the highest in the nation, increased in every year from 1993 to 2002, rising from $29,274 to $42,823. However, pockets of significant unemployment and poverty exist in several of the State's most important cities and towns.

Manufacturing has historically been of prime economic importance to Connecticut but has declined during the last decade. The State's manufacturing sector is diversified, with the construction of transportation equipment (primarily aircraft engines, military and civilian helicopters, and submarines) being the dominant industry, followed by fabricated metals, machinery, and computers and electronics. As a result of a rise in employment in service-related industries and the decline in manufacturing employment, manufacturing accounted for only approximately 13% of total non-agricultural employment in Connecticut in 2002, versus 12% for the nation. Defense-related business has represented a relatively high proportion of the manufacturing sector, but reductions in defense spending have considerably reduced this sector's significance in Connecticut's economy since the early 1980s. The average annual unemployment rate in Connecticut decreased from 6.3% in 1993 to 2.2% in 2000 but rose to 5.0% for the first half of 2003.

At the end of the 1990-1991 fiscal year, the General Fund had an accumulated unappropriated deficit of $965,712,000. For the ten fiscal years ended June 30, 2001, the General Fund ran operating surpluses, based on the State's budgetary method of accounting, of approximately $110,200,000, $113,500,000, $19,700,000,
$80,500,000, $250,000,000, $262,600,000, $312,900,000, $71,800,000,
$300,400,000, and $30,700,000, respectively. On September 1, 2002, the
Comptroller reported a deficit for the 2001-2002 fiscal year of $817,100,000. This deficit was met in part by a transfer of the $594,700,000 balance in the Budget Reserve Fund, and Economic Recovery Notes were issued to meet the remainder of the deficit on December 19, 2002.

The adopted budget for the 2002-2003 fiscal year had anticipated General Fund revenues of $12,432,000,000 and General Fund expenditures of $12,431,400,000, with an estimated surplus of $600,000. As of June 20, 2002, the Office of Policy and Management anticipated that the adopted budget for the 2002-2003 fiscal year would produce a gap of $590,000,000. On July 1, 2002, the Governor signed a bill passed at a special session of the General Assembly that was aimed at eliminating that gap through a combination of spending reductions and tax increases. Nevertheless, as of January 31, 2003, the Comptroller estimated a General Fund deficit for the 2002-2003 fiscal year of $628,300,000. A special session of the General Assembly called by Governor resulted in further deficit mitigation legislation signed on February 28, 2003, aimed at reducing the projected deficit for the 2002-2003 fiscal year by a combination of revenue enhancements estimated by the Office of Policy and Management to equal approximately $485,000,000 and expenditure reductions so estimated to equal approximately $108,000,000. As of October 1, 2003, the Comptroller estimated a deficit of $96,800,000 for the 2002-2003 fiscal year. It is expected that the full deficit will be financed by the issuance of Economic Recovery Notes that have been authorized by the General Assembly.

At the conclusion of its June 30, 2003, Special Session, the General Assembly passed a budget bill, certain amendments, and implementing legislation with respect to the 2003-2004 and 2004-2005 fiscal years. The Governor signed the budget bill on August 16, 2003, and signed all the amendments and the implementing legislation on August 20, 2003. The resulting General Fund budget for the 2003-2004 fiscal year anticipates revenues of $12,452,100,000, expenditures of $12,452,000,000, and a surplus of $100,000, and the resulting General Fund budget for the 2004-2005 fiscal year anticipates revenues of $12,967,100,000, expenditures of $12,966,900,000, and a surplus of $200,000.
These results were expected to be generated by net revenue enhancements of approximately $570,000,000 for the 2003-2004 fiscal year and $550,000,000 for the 2004-2005 fiscal year, and by reductions in expenditures for current services of approximately $715,000,000 for the 2003-2004 fiscal year and $1,160,000,000 for the 2004-2005 fiscal year, as well as by elements of the deficit mitigation legislation enacted in February, 2003. As of February 28, 2004, the Comptroller estimated a General Fund deficit of $71,400,000 for the 2003-2004 fiscal year but, based on greater assumed income tax revenues than were assumed by the Comptroller, the Office of Policy and Management estimated a deficit of only $28,400,000. On April 20, 2004, the Office of Policy and Management estimated a General Fund surplus for the 2003-2004 fiscal year of $68,800,000 as of March 31, 2004.

The State's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the State. As of December 16, 2003, the State had authorized direct general obligation bond indebtedness totaling $17,548,405,000, of which $15,898,508,000 had been approved for issuance by the State Bond Commission and $14,773,386,000 had been issued. As of December 16, 2003, net State direct general obligation bond indebtedness outstanding was $9,475,801,000.

In addition, the State has limited or contingent liability on a significant amount of other bonds. Such bonds have been issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational Facilities Authority. Such bonds have also been issued by the City of Waterbury and the Southeastern Connecticut Water Authority. As of December 16, 2003, the amount of bonds outstanding on which the State has limited or contingent liability totaled $3,873,500,000.

The State is obligated to various cities and towns under grant programs to fund certain school construction costs. As of June 30, 2003, the State's outstanding obligation was $1,027,000,000, and the Commissioner of Education estimated that future additional grant obligations might total $2,800,000,000. The State has authorized a net increase in school construction grant commitments of $585,100,000 that take effect in the 2003-2004 fiscal year.

The State's general obligation bonds are rated Aa3 by Moody's and AA by both Standard & Poor's and Fitch. The Moody's rating was downgraded from Aa2 on July 2, 2003. On September 26, 2003, Standard & Poor's revised its credit outlook on such bonds from "negative" to "stable."

The State, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the State's Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the State's financial position: (i) an action involving claims by property owners in one of the poorest towns in a regional school district asserting that the statutory formula for cost allocation among towns in such a district denies the plaintiffs equal protection because it requires all towns in the district to pay the same per-pupil charge, seeking to enjoin use of the statutorily mandated system and to require that a formula more favorable to the plaintiffs be devised; (ii) litigation involving claims by Indian tribes and alleged Indian tribes to portions of the State's land area; (iii) actions by several hospitals claiming partial refunds of taxes imposed on hospital gross earnings to the extent such taxes related to tangible personal property transferred in the provision of services to patients; (iv) an action seeking to represent a class of certain Medicaid recipients, claiming that the Commissioner of the Department of Social Services fails to provide them adequate access to dental services and to adequately compensate providers of such services, and seeking declaratory and injunctive relief plus attorneys' fees and costs; (v) an action against the State and its Attorney General by importers and distributors of cigarettes previously sold by their manufacturers seeking damages and injunctive relief relating to business losses alleged to result from the 1998 Master Settlement Agreement entered into by most states in litigation against the major domestic tobacco companies and challenging certain related so-called Non Participating Manufacturer statutes; (vi) an action seeking to represent a class of juveniles, claiming that the policy of strip searching all juveniles arriving at State detention centers is unconstitutional, and seeking damages, declaratory and injunctive relief, attorneys' fees, and costs; (vii) an action seeking to represent a class of adults, challenging the policy or practice of strip searching all adult inmates arriving at correctional centers, whether or not there is a reasonable suspicion of the presence of weapons or contraband, and seeking damages, declaratory and injunctive relief, attorneys' fees, and costs;
(viii) a class action alleging that the Department of Mental Retardation violates federal laws by maintaining a waiting list for Medicaid services of Medicaid-eligible persons and by placing persons in quasi-institutional settings without allowing them to choose more integrated community settings, and seeking mandatory injunctive relief, attorneys' fees, and costs; (ix) a purported class action on behalf of approximately 30,000 people, claiming that the Commissioner of the Department of Social Services has violated federal law by implementing a State statute reducing eligibility for Medicaid benefits to individuals with incomes of up to 100% of the federal poverty level, from incomes up to 150% of the federal poverty level, and seeking a continuation of benefits for a longer period of time than the State statute provides; (x) a purported class-action on behalf of laid-off State employees, alleging that they were laid off in violation of their constitutional rights and claiming back wages, damages, attorneys fees, and costs; (xi) and a dispute over the terms of an Exit Plan with respect to judicial oversight of the operations of the State Department of Children and Families pursuant to a 1991 federal court-ordered consent decree in an action involving a plaintiff class of children in the child welfare system.

As a result of litigation on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" within the Greater Hartford metropolitan area, on July 9, 1996, the State Supreme Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. On December 28, 2000, the plaintiffs filed a motion seeking to have the Superior Court monitor the State's compliance with the 1996 Supreme Court decision. A hearing was held in April, 2002, and the case was settled early in 2003. Under the settlement agreement, the State will be required to open two new magnet schools in the Hartford area in each of the next four years, to substantially increase the voluntary interdistrict busing program in that area, and to work collaboratively with the plaintiffs in planning for the period following the first four years. The anticipated cost of compliance over the four-year period is $45,000,000.

General obligation bonds issued by municipalities are payable primarily from ad valorem taxes on property located in the municipality. A municipality's property tax base is subject to many factors outside the control of the municipality, including the decline in Connecticut's manufacturing industry. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that Bridgeport had authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed. State legislation enacted in 1993 prohibits municipal bankruptcy filings without the prior written consent of the Governor.

In addition to general obligation bonds backed by the full faith and credit of the municipality, certain municipal authorities finance projects by issuing bonds that are not considered to be debts of the municipality. Such bonds may be repaid only from revenues of the financed project, the revenues from which may be insufficient to service the related debt obligations.

Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. They may not be changed unless approved by a majority of the outstanding shares of the Fund. The term "majority of the outstanding shares" of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

1. Make portfolio investments other than as described under "Description of the Fund and its Investments and Risks". Any other form of federal tax-exempt investment must meet the Fund's high quality criteria, as determined by the Manager, and be consistent with the Fund's objectives and policies.

2. Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes. This includes the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes.

4. Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options. However, securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Description of the Fund and its Investments and Risks" herein.

5. Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

6. Purchase securities subject to restrictions on disposition under the Securities Act of 1933 ("restricted securities"), except the Fund may purchase variable rate demand instruments which contain a demand feature. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 10% of the Fund's net assets.

7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests. This shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests in real estate.

8. Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Description of the Fund and its Investments and Risks" herein.

9. Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control.

10.Invest more than 25% of its assets in the securities of "issuers" in any single industry. The Fund may invest more than 25% of its assets in Participation Certificates and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial revenue bond, if that bond is backed only by the assets and revenues of the non-government user, then such non-government user will be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit will be considered a separate security and will be treated as an issue of such government, other entity or bank. Immediately after the acquisition of any securities subject to a Demand Feature or Guarantee (as such terms are defined in Rule 2a-7 of the 1940 Act), with respect to 75% of the total assets of the Fund, not more than 10% of the Fund's assets may be invested in securities that are subject to a Guarantee or Demand Feature from the same institution. However, the Fund may only invest more than 10% of its assets in securities subject to a Guarantee or Demand Feature issued by a Non-Controlled Person (as such term is defined in Rule 2a-7 of the 1940
   Act).

11.Invest in securities of other investment companies. The Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

12.Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with a permitted borrowing.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

III.  MANAGEMENT OF THE FUND

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, employs the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The Board has an Audit Committee that meets at least annually to assist the Board in selecting, overseeing and setting the compensation of the Fund's independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit or non-audit services performed by the independent registered public accounting firm for the Fund and for pre-approving certain non-audit services performed by the independent registered public accounting firm for the Manager and certain control persons of the Manager. The Audit Committee also meets with the Fund's independent registered public accounting firm to review the Fund's financial statements and to report on its findings to the Board, and to provide the independent registered public accounting firm the opportunity to report on various other matters. The members of the Committee are Dr. W. Giles Mellon, Robert Straniere and Dr. Yung Wong. The Committee met five times during the fiscal year ended January 31, 2004.

The Board also has a Nominating Committee comprised of Dr. W. Giles Mellon, Robert Straniere and Dr. Yung Wong to whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act, of the Fund is committed. The Nominating Committee did not hold any meetings during the fiscal year ended January 31, 2004. This committee currently does not consider nominees recommended by shareholders.

The following table shows the Directors and Officers of the Fund and their principal occupations during the past five years. Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020.

                        Directors and Officers Information
-----------------------------------------------------------------------------------------------------------------------------------
 Name, Address,        Position(s) Term of Office               Principal Occupation(s)                     Number of    Other
   and Age             Held with   and Length of                    During Past                            Portfolios Directorships
                         Fund      Time Served 1                      5 Years                               in Fund     held by
                                                                                                            Complex     Director
                                                                                                           Overseen by
                                                                                                            Director
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Disinterested Directors:
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Dr. W. Giles Mellon,   Director     Since 1985         Professor Emeritus of Business Administration in the   Eleven        None
Age 72                                                 Graduate School of Management, Rutgers University
                                                       with which he has been associated since 1966.
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Robert Straniere, Esq., Director     Since 1985        Owner, Straniere Law Firm since 1980, NYS              Eleven      WPG Funds
Age 62                                                 Assemblyman since 1981 and counsel at Fisher, Fisher                Group
                                                       & Berger since 1995.
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Dr. Yung Wong,         Director      Since 1985        Managing Director of Abacus Associates, an             Eleven        None
Age 65                                                 investment firm, since 1996.
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Interested Director/Officers:
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Steven W. Duff,       President      Since 1994        President of the Mutual Funds Division of the Manager  Fourteen      None
Age 50                and Director2                    since 1994, President and Director/Trustee of eight
                                                       other funds in the Reich & Tang Fund Complex,
                                                       Director of Pax World Money Market Fund, Inc.,
                                                       Principal Executive Officer of Delafield Fund, Inc.
                                                       and President and Chief Executive Officer of Tax
                                                       Exempt Proceeds Fund, Inc.
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Richard De Sanctis, Age   Treasurer      Since 1993    Executive Vice President and Chief Financial Officer      N/A        N/A
47                        and                          of the Manager.  Associated with the Manager since
                          Assistant                    1990. Mr. De Sanctis is also Treasurer and Assistant
                          Secretary                    Secretary of ten other funds in the Reich & Tang
                                                       Fund Complex, and the Vice President, Treasurer and
                                                       Assistant Secretary of Cortland Trust, Inc.
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Molly Flewharty,          Vice           Since 1985    Senior Vice President of the Manager. Associated           N/A       N/A
Age 52                    President                    with the Manager since 1977. Ms. Flewharty is also
                                                       Vice President of eleven
                                                       other funds in the Reich
                                                       & Tang Fund Complex.
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Rosanne Holtzer,          Secretary      Since 1998    Senior Vice President of the Manager.  Associated         N/A        N/A
Age 39                    and                          with the Manager since 1986. Ms. Holtzer is also
                          Assistant                    Secretary and Assistant Treasurer of eleven other
                          Treasurer                    funds in the Reich & Tang Fund Complex.
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------
Dana E. Messina,          Vice           Since 1985    Executive Vice President of the Manager.  Associated       N/A       N/A
Age 47                    President                    with the Manager since 1980. Ms. Messina is also
                                                       Vice President of eight
                                                       other funds in the Reich
                                                       & Tang Fund Complex.
----------------      -----------  ---------------     ---------------------------------------------------- ------------ ----------

1 Each Director will hold office for an indefinite term until the earliest of
(i) the next meeting of shareholders, if any, called for the purpose considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

2 Steven W. Duff may be deemed an interested person of the Fund, as defined in the 1940 Act, due to his affiliation with the Manager.


The following table shows the dollar range of Fund shares beneficially owned by each director as of December 31, 2003:

                                                                               Aggregate Dollar Range of Equity
                                                                           Securities in All Funds Overseen or to be
                                   Dollar Range of Equity Securities in    Overseen by Director or Nominee in Family
Name of Director                                 the Fund                           of Investment Companies

Disinterested Directors:

Dr. W. Giles Mellon                                None                                $10,001 - $50,000
Robert Straniere                                   None                                $10,001 - $50,000
Dr. Yung Wong                                      None                                 Over $100,000

Interested Director:
---------------------------------
Steven W. Duff                                     None                                  Over $100,000

The Fund paid an aggregate remuneration of $9,750 to its directors with respect to the period ended January 31, 2004, all of which consisted of directors' fees paid to the three disinterested directors, pursuant to the terms of the Investment Management Contract (see "Investment Advisory and Other Services" herein).

Directors of the Fund not affiliated with the Manager receive from the Fund an annual retainer of $2,000 and a fee of $250 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Manager do not receive compensation from the Fund (see "Compensation Table").

                               Compensation Table

                           Aggregate Compensation    Pension or Retirement     Estimated Annual   Total Compensation From
                               From the Fund       Benefits Accrued as Part     Benefits Upon      Fund and Fund Complex
                                                       of Fund Expenses           Retirement         Paid to Directors*
     Name of Person,
        Position

Dr. W. Giles Mellon,               $3,250                      0                      0              $54,500 (9 Funds)
Director

Robert Straniere,                  $3,250                      0                      0              $54,500 (9 Funds)
Director

Dr. Yung Wong,                     $3,250                      0                      0              $54,500 (9 Funds)
Director

*
The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ending January 31, 2004. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment adviser.

IV.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On April 30, 2004 there were 76,850,605 Class A shares outstanding, 19,970,037 Class B shares outstanding and 33,890,298 J.P. Morgan Select shares outstanding. As of April 30, 2004, the amount of shares owned by all Officers and Directors of the Fund, as a group, was less than 1% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of April 30, 2004:

                                                                    Nature of
Name and Address                    % of Class                      Ownership

Class A Shares

Jonathan T. Dawson                   34.23%                          Beneficial
c/o Dawson Giammalva Capital
354 Pequot Avenue
Southport,  CT  06490-1345

Neuberger & Berman                    21.26%                         Record
As Agent for Customer
55 Water Street
New York,  NY  10041

ICCC                                   9.87%                          Record
One South Street - 18th Street
Baltimore,  MD  21202

Dawson Family Partnership L.P.         6.59%                         Beneficial
354 Pequot Avenue
Southport,  CT  06490-1345

Pershing Group                         5.59%                         Record
One Pershing Plaza
Jersey City, NJ 07399

Class B Shares

William B. Sawch                       27.97%                        Beneficial
146 Lyons Plain Rd.
Weston, CT 06883-3021

Timothy G. Brier                       18.10%                        Record
Fixed Income Account
202 Dans Highway
New Canaan, CT 06840-2505

Mr. Anthony B. Evnin                   13.79%                        Record
364 East Middle Patent Road
Greenwich, CT  06831-2839

J.P. Morgan Select Shares

IFTC/Vista Mutual Funds                  100%                        Record
210 West 10th Street
J.P. Morgan Service Center
Kansas City,  MO  64105

V.  INVESTMENT ADVISORY AND OTHER SERVICES

The investment manager for the Fund is Reich & Tang Asset Management, LLC, a Delaware limited liability company, with principal offices at 600 Fifth Avenue, New York, New York 10020. The Manager was, as of April 30, 2004, investment manager, adviser, or sub-adviser with respect to assets aggregating in excess of $15.99 billion.

The Manager acts as investment manager or sub-adviser of sixteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. CDC IXIS Asset Management North America, L.P. ("CDCIAMNA") is the managing member and owner of a 99.5% membership interest in the Manager. CDC IXIS Asset Management Holdings, LLC, wholly-owned by CDCIAMNA, is the owner of the remaining 0.5% membership interest in the Manager. CDCIAMNA is ultimately owned by three affiliated French financial services firms: the Caisse des Depots et Consignations ("CDC"); the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by affiliated French savings banks known as the Caisse d'Epargne; and by CNP Assurances, a French life insurance company.

The fifteen principal subsidiaries or affiliated investment management firms and distribution and service groups of CDCIAMNA, collectively, have more than $158 billion in assets under management or administration as of March 31, 2004.

On January 29, 2004, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, most recently approved the continuance of the Investment Management Contract for a term extending to January 31, 2005. The contract may be continued in force for successive twelve-month periods beginning each February 1, provided that such continuance is specifically approved annually by a majority vote of the Fund's outstanding voting securities or by a majority of the Directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

In determining whether to approve the continuance of the Investment Management Contract, the Board considered information about the Manager, the performance of the Fund and certain additional factors described below that the Board deemed relevant. The following summary highlights the materials and factors that the Board considered, and the conclusions the Board reached, in approving the continuance of the Investment Management Contract.

The Manager:

The Board considered the scope and quality of services provided by the Manager and particularly the personnel responsible for providing services to the Fund. The Board also reviewed financial data on the Manager's profitability relating to its management of the Fund. The Board also focused on the Manager's reputation and long-standing relationship with the Fund. In addition, the Board discussed the Manager's performance track record as well as its effectiveness in monitoring the Fund to assure that the Fund has been in compliance with its investment policies and restrictions, including the requirements of Rule 2a-7 and other provisions of the 1940 Act and related securities regulations.

Performance and Expenses of the Fund:

The Board's analysis of the Fund's performance and expenses included discussion and review of the following materials: (i) performance data of the Fund and its peer group (Connecticut tax free money market funds)(the "Peer Group") for the year ended November 30, 2003, (ii) data concerning the fees and expenses of the Fund compared to its Peer Group, and (iii) an expense summary of the Fund for fiscal year 2003 and projected expense summary for fiscal year 2004. In particular, the Board noted that on a net yield basis the Class A, Class B and J.P. Morgan Select Class shares of the Fund had performed below the average in relation to the Peer Group, however, they also considered the portfolio manager's report that the performance was due in part to the timing of the maturity of certain securities and corresponding lack of fixed income paper available at such time. Despite the fact that the overall net expense ratios of the Classes were above average for the Peer Group, the Board noted the smaller size of the Fund relative to the funds in the Peer Group and the overall positive performance by the Manager and its affiliates as considerations in their deliberations.

Other Factors:

In addition to the above factors, the Board also discussed the compensation payable by the Fund to the Manager for administrative services and to affiliates of the Manager for other services including transfer agency and shareholder servicing. The Board also discussed the ability of the Manager's affiliate, the Distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Representatives from the Manager were available to answer any questions the Board had concerning the management of the Fund and the services that the Manager provides to the Fund. They also provided the Board with an overview of the Fund's performance relative to the market in general and with respect to Fund's Peer Group (as they typically provide during each quarterly meeting of the Board of Directors).

Conclusion:

The Board of Directors, including all of the disinterested Directors, concluded that the fees payable under the Investment Management Contract are fair and reasonable with respect to the services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. The Manager also provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund.

The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors, or by the Manager on sixty days' written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Investment Management Contract, the Manager receives from the Fund a fee equal to 0.30% per annum of the Fund's average daily net assets. The fees are accrued daily and paid monthly. For the Fund's fiscal years ended January 31, 2004, 2003 and 2002, the fees paid to the Manager under the Investment Management Contract were $438,403, $553,715 and $641,227, respectively, none of which were voluntarily waived. The Fund's net assets at the close of business on January 31, 2004 totaled $133,078,494.

Pursuant to the Administrative Services Contract with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of accounting related services by The Bank of New York, the Fund's accounting agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. For its services under the Administrative Services Contract, the Manager receives from the Fund a fee equal to 0.21% per annum of the Fund's average daily net assets. For the Funds' fiscal years ended January 31, 2004, 2003 and 2002, the Manager received a fee of $306,822, $387,601 and $448,859, respectively, none of which were voluntarily waived.

The Manager at its discretion may waive its rights to any portion of the management or the administrative services fee and may use any portion of these fees for purposes of shareholder and administrative services and distribution of the Fund's shares. There can be no assurance that such fees will be waived in the future.

Investment management fees and operating expenses which are attributable to all Classes of the Fund will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day. Additional expenses for shareholder and distribution services provided by Participating Organizations to Fund shareholders pursuant to the Distribution and Service Plans may be compensated by the Fund's distributor from its own resources which includes the shareholder servicing fees and past profits, or by the Manager from its own resources, which includes the management fee, administrative service fee and past profits. Expenses incurred in the distribution of Class B shares and the servicing of Class B shares shall be paid by the Manager (see "Distribution and Service Plans").

Distribution And Service Plans

The Fund's distributor is Reich & Tang Distributors, Inc. (the "Distributor"), a Delaware corporation with principal officers at 600 Fifth Avenue, New York, New York 10020, an affiliate of the Fund's Manager. Pursuant to Rule 12b-1 under the 1940 Act, the SEC requires that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted distribution and service plans (the "Plans") and, pursuant to the Plans, the Fund has entered into Distribution Agreements (with respect to all Classes) and Shareholder Servicing Agreements (with respect to Class A and J.P. Morgan Select shares only) with the Distributor, as distributor of the Fund's shares.

Under the Distribution Agreements, the Distributor, as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal. The Distribution Agreements provide that the Distributor will receive nominal consideration (i.e., $1.00) for providing such distribution related services.

Under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% per annum of the Fund's average daily net assets of the Class A and J.P. Morgan Select shares (`the Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts.

The Shareholder Servicing Fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for purposes of providing servicing and for payments to Participating Organizations with respect to servicing their clients or customers who are Class A and J.P. Morgan Select shareholders of the Fund. The Class B shareholders will generally not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a shareholder servicing fee.

The following table provides the total fees paid by each Class of the Fund pursuant to the Plans and the manner in which payments were made pursuant to the Plans for certain types of activities for the fiscal year ended January 31, 2004:

------------------------------------------------------------------------ ------------------- ------------------- -------------------
                                                                                                                      J.P. Morgan
                                                                              Class A             Class B         Select Class of
                                                                               Shares              Shares              Shares
                                                                         ------------------- ------------------- -------------------
                                                                         ------------------- ------------------- -------------------
Total fees paid by each Class of the Fund under the Plans:                     $144,407              $0               $83,221
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Payments made by the Manager and Distributor to or on behalf of
Participating Organizations:                                                   $254,603           $24,861             $290,770
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Breakdown of payments made pursuant to the Plans for certain types of activities:
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Advertising:                                                                     $0                  $0                  $0
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Printing and mailing of prospectuses to other than current
shareholders:                                                                   $943                $943                $0
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Compensation to underwriters:                                                    $0                  $0                  $0
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Compensation to broker-dealers:                                               $254,603           $24,861             $290,770
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Compensation to sales personnel:                                               $8,828             $8,828                $0
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Interest, carrying or other financing charges:                                   $0                  $0                  $0
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Travel and entertainment for sales personnel:                                   $502                $501                 $0
------------------------------------------------------------------------ ------------------- ------------------- -------------------
Miscellaneous Expenses:                                                          $77                $78                  $0
------------------------------------------------------------------------ ------------------- ------------------- -------------------

For the fiscal year ended January 31, 2004, the total amount spent pursuant to the Plan for the Class A shares was 0.34% of the average daily net assets of the Class A shares of the Fund, of which 0.18% of the average daily net assets was paid by the Fund to the Distributor, pursuant to the Shareholder Servicing Agreement, and an amount representing 0.16% was paid by the Manager (which may be deemed an indirect payment by the Fund). The excess of such payments over the total payments the Distributor received from the Fund under the Plan represents distribution and servicing expenses funded by the Manager from its own resources, including the management and administrative services fees.

For the fiscal year ended January 31, 2004, the total amount spent pursuant to the Plan for the Class B shares was 0.16% of the average daily net assets of the Class B shares of the Fund. These payments represent distribution and servicing expenses funded by the Manager (which may be deemed an indirect payment by the Fund).

For the fiscal year ended January 31, 2004, the total amount spent pursuant to the Plan for the J.P. Morgan Select Class of shares was 0.64% of the average daily net assets of the J.P. Morgan Select Class of shares of the Fund, of which 0.18% of the average daily net assets was paid by the Fund to the Distributor, pursuant to the Shareholder Servicing Agreement, and an amount representing 0.46% was paid by the Manager (which may be deemed an indirect payment by the Fund). The excess of such payments over the total payments the Distributor received from the Fund under the Plan represents distribution and servicing expenses funded by the Manager from its own resources, including the management and administrative services fees.

The Plans and the Shareholder Servicing Agreements provide that, in addition to the shareholder servicing fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreements with respect to the Class A and J.P. Morgan Select shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing Fund application forms for shareholder accounts.

The Plans provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits for the following purposes: (i) to pay the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Class A and J.P. Morgan Select shares of the Fund, (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares, and
(iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Manager, at its expense, also may from time to time provide additional promotional incentives to Participating Organization who sell Fund shares. The Distributor may also make payments from time to time from its own resources, which may include the shareholder servicing fee and past profits for the purpose enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Manager or the Distributor for any fiscal year under the Investment Management Contract, Administrative Service Agreement or the Shareholder Servicing Agreements in effect for that year.

Certain Participating Organizations receive payments from the Distributor for shareholder servicing, administrative, accounting, transfer agency and/or distribution services. The Distributor uses fees it receives from the Fund and, in significant amounts, from its and the Manager's own resources to make these payments. The amount of any payments made to Participating Organizations are based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates.

In accordance with Rule 12b-1, the Plans provide that all written agreements relating to the Plans entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plans require the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for servicing and distribution purposes pursuant to the Plans and identifying the servicing and distribution activities for which those expenditures were made.

The Plans were most recently approved on January 29, 2004 to continue in effect until January 31, 2005. Thereafter, the Plans may continue in effect for successive annual periods commencing February 1, provided they are approved by the Class A and J.P. Morgan Select shareholders, respectively, or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans or in the agreements related to the Plans. The Plans further provide that they may not be amended to increase materially the costs which may be spent by the Fund pursuant to the Plans without Class A and J.P. Morgan Select shareholder approval, and that other material amendments must be approved by the Directors, including a majority of Directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans. The Plans may be terminated at any time by a vote of a majority of the disinterested Directors of the Fund or the Fund's Class A and J.P. Morgan Select shareholders.

Custodian And Transfer Agent

The Bank of New York, 100 Church Street, New York, NY 10286, is custodian for the Fund's cash and securities. Reich & Tang Services, Inc. ("Reich & Tang"), an affiliate of the Fund's Manager, located at 600 Fifth Avenue, New York, NY 10020, is transfer agent and dividend agent for the shares of the Fund. As transfer agent, Reich & Tang performs various functions including the processing of shareholder purchase, redemption and exchange transactions and the maintenance of shareholder records regarding such transactions. As dividend agent, Reich & Tang makes dividend payments to Fund shareholders on behalf of the Fund and performs certain recordkeeping and reporting functions regarding such payments. DST Systems, Inc., 127 West 10th Street,

Kansas City, Missouri 64105, is transfer agent and dividend disbursing agent for the J.P. Morgan Select shares of the Fund. The custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, NY 10022.

Matters in connection with Connecticut law are passed upon by Day, Berry and Howard LLP, City Place I, 185 Asylum Street, Hartford, CT 06103.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, independent certified public accountants, have been selected as independent registered public accounting firm for the Fund.

VI.  BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund has paid no brokerage commissions since its formation. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Thus, the Fund will select a broker for such a transaction based upon which broker can effect the trade at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund purchases Participation Certificates in variable rate Municipal Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is not of a fee charged by the issuing institution for servicing the underlying obligation and issuing the Participation Certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Fund are made independently from those for any other investment companies or accounts that may be or become managed by the Manager or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Manager are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Manager or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

VII.  CAPITAL STOCK AND OTHER SECURITIES

The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the portfolios that may be created. Each share of any series of shares when issued has equal dividend, distribution and liquidation rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the unaffected series. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder. The Fund is subdivided into three classes of common stock: Class A, Class B and J.P. Morgan Select Class. Each share, regardless of class, represents an interest in the same portfolio of investments and has identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except: (i) the Class A, Class B and J.P. Morgan Select Class shares have different class designations, (ii) only the Class A and J.P. Morgan Select shares are assessed a service fee pursuant to the Plans of the Fund of 0.20% of each Class' shares' average daily net assets, (iii) only the holders of the Class A and J.P. Morgan Select shares are entitled to vote on matters pertaining to the Plans and any related agreements in accordance with provisions of Rule 12b-1, and (iv) the exchange privilege permits stockholders to exchange their shares only for shares of the same class of an investment company that participates on an exchange privilege program with the Fund. Payments that are made under the Plans will be calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividends/distributions.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so. In that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor, the Fund will not issue certificates evidencing Fund shares.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual or special meetings only (i) for the election (or re-election) of directors,
(ii) for approval of the revised investment advisory contracts with respect to a particular class or series of stock, (iii) for approval of the Fund's distribution agreement with respect to a particular class or series of stock, and (iv) upon the written request of shareholders entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until his successor is elected or qualified or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

VIII.  PURCHASE, REDEMPTION AND PRICING OF SHARES

The material relating to the purchase, redemption and pricing of shares for each Class of shares is located in the Shareholder Information section of each Prospectus and is hereby incorporated by reference.

Net Asset Value

The Fund does not determine net asset value per share on (i) any day in which the New York Stock Exchange is closed for trading (i.e., New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and (ii) on Columbus Day and Veterans' Day. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

The net asset value of the Fund's shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day (as defined in the Prospectus). The Fund's net asset value is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding.

The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Fund's Board of Directors has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the Fund's $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Manager determines present minimal credit risks, and will comply with certain reporting and record keeping procedures. The Fund has also established procedures to ensure compliance with the requirement that portfolio securities are Eligible Securities. (See "Description of the Fund and Its Investments and Risks" herein.)

IX.  TAXATION OF THE FUND

Federal Income Taxes

The Fund has elected and intends to qualify under the Code and under Connecticut law as a regulated investment company that distributes exempt-interest dividends. It intends to continue to qualify as long as qualification is in the best interests of its shareholders, because qualification relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code.

The Fund's policy is to distribute as dividends each year 100% and in no event less than 90% of its net tax-exempt interest income. Exempt-interest dividends are dividends paid by the Fund that are attributable to interest on obligations, the interest on which is exempt from regular federal income tax, and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund's shareholders not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during the year.

Exempt-interest dividends are excludable from gross income by the Fund's shareholders under the Code although the amount of that interest must be disclosed on the shareholders' federal income tax returns. A shareholder should consult his or her tax advisor with respect to whether exempt-interest dividends retain the exclusion under the Code if such shareholder would be treated as a substantial user or related person with respect to some or all of the "private activity bonds", if any, held by the Fund. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. Interest on indebtedness incurred or continued to purchase or carry tax-exempt securities, such as shares of the Fund, is not deductible. Therefore, among other consequences, a certain portion of interest on margin indebtedness may not be deductible during the period an investor holds shares of the Fund. Interest on tax-exempt bonds, including exempt-interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of Social Security and Railroad Retirement benefits includable in gross income. Taxpayers other than corporations are required to include as an item of tax preference for purposes of the federal alternative minimum tax all tax-exempt interest on private activity bonds (generally, a bond issue in which more than 10% of the proceeds are used in a non-governmental trade or business) (other than qualified
Section 501(c)(3) bonds) issued after August 7, 1986 less any deductions (not allowable in computing federal income tax) which would have been allowable if such interest were includable in gross income. Thus, this provision will apply to any exempt-interest dividends from the Fund's assets attributable to any private activity bonds acquired by the Fund less every deduction attributable to such income. Corporations are required to increase their alternative minimum taxable income by 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds its alternative minimum taxable income (determined without this provision). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years are subject to a tax on tax-exempt interest.

Although not intended, it is possible that the Fund may realize market discount income, short-term or long-term capital gains or losses from its portfolio transactions. The Fund may also realize market discount income, short-term or long-term capital gains upon the maturity or disposition of securities acquired at discounts resulting from market fluctuations. Accrued market discount income and short-term capital gains will be taxable to shareholders as ordinary income when they are distributed. Any net capital gains (the excess of net realized long-term capital gain from sales of assets with a holding period of more than twelve months over net realized short-term capital loss) will be distributed annually to the Fund's shareholders. The Fund will have no tax liability with respect to distributed net capital gains and the distributions will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held Fund shares. However, Fund shareholders who at the time of such a net capital gain distribution have not held their Fund shares for more than six months, and who subsequently dispose of those shares at a loss, will be required to treat such loss as a long-term capital loss to the extent of such net capital gain distribution. Distributions of net capital gain will be designated as a capital gain dividend in a written notice mailed to the Fund's shareholders not later than 60 days after the close of the Fund's taxable year. Capital gains realized by corporations are generally taxed at the same rate as ordinary income. However, long-term capital gains are taxable at a maximum rate of 15% to non-corporate shareholders rather than the regular maximum tax rate of 35%. Corresponding maximum rate and holding period rules apply with respect to capital gains realized by a holder on the disposition of shares.

The Fund intends to distribute at least 90% of its investment company taxable income (taxable income subject to certain adjustments exclusive of the excess of net long-term capital gain over net short-term capital loss) for each taxable year. These distributions will be taxable to shareholders as ordinary income. The Fund will be subject to federal income tax on any undistributed investment company taxable income. The Fund also intends to distribute at least 90% of its net tax-exempt income for each taxable year. Expenses paid or incurred by the Fund will be allocated between tax-exempt and taxable income in the same proportion as the amount of the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses). If the Fund does not distribute during the calendar year at least 98% of its ordinary income determined on a calendar year basis and 98% of its capital gain net income (generally determined on an October year end), the Fund will be subject to a 4% excise tax on the excess of such amounts over the amounts actually distributed.

If a shareholder (other than a corporation) fails to provide the Fund with a current taxpayer identification number or the Fund otherwise is informed that backup withholding applies, the Fund is generally required to withhold 28% of taxable interest or dividend payments and also distributions of proceeds from the redemption of shares of the Fund as backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited to a shareholder's ultimate federal income tax liability if proper documentation is supplied.

Dividends and distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund.

With respect to the variable rate demand instruments, including Participation Certificates therein, the Fund will be treated for federal income tax purposes as the owner of an interest in the underlying Municipal Obligations and the interest thereon will be exempt from regular federal income taxes to the Fund and its shareholders to the same extent as interest on the underlying municipal obligations.

The Code provides that interest on indebtedness incurred or continued to purchase or carry tax-exempt bonds is not deductible by most taxpayers. Therefore, a certain portion of interest on debt incurred or continued to purchase or carry securities may not be deductible during the period an investor holds shares of the Fund.

The U.S. Supreme Court held that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Municipal Obligations and to tax the interest earned on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations.

From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on Municipal Obligations. If such a proposal were introduced and enacted in the future, the ability of the Fund to pay exempt-interest dividends would be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in its structure.

The exemption from federal income tax of exempt-interest dividends does not necessarily result in an exemption under the tax laws of any state or local taxing authority. Shareholders are advised to consult with their tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax consequences described above.

Connecticut Income Taxes

The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority. However, in the opinion of Day, Berry & Howard LLP, special Connecticut tax counsel to the Fund, dividends paid by the Fund that qualify as exempt-interest dividends for federal income tax purposes and that are correctly designated by the Fund as derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Municipal Obligations") or from obligations the interest on which Connecticut is prohibited from taxing by federal law ("Territorial Municipal Obligations") are not subject to the Connecticut tax on the Connecticut taxable income of individuals, trusts and estates (the "Connecticut Personal Income Tax").

Exempt-interest dividends that are not derived from Connecticut Municipal Obligations or Territorial Municipal Obligations and any other dividends of the Fund that are treated as ordinary income for federal income tax purposes are includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax.

While capital gain dividends are not anticipated by the Fund, capital gain dividends, whether received in cash or reinvested in additional shares of the Fund and amounts, if any, in respect of undistributed long-term capital gains of the Fund would be includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax, as would gains, if any, recognized upon the redemption, sale, or exchange of shares of the Fund, except that, in the case of taxpayers holding shares of the Fund as capital assets, amounts treated as capital gain dividends for federal income tax purposes that are derived from Connecticut Municipal Obligations are not subject to the tax.

Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than exempt-interest dividends derived from Connecticut Municipal Obligations or Territorial Municipal Obligations, may be subject to the net Connecticut minimum tax.

All dividends paid by the Fund, including exempt-interest dividends, are includible in gross income for purposes of the Connecticut Corporation Business Tax payable by companies taxed as corporations. However, the Corporation Business Tax allows a deduction for a portion of amounts includible in gross income thereunder to the extent they are treated as dividends other than exempt-interest dividends or capital gain dividends for federal income tax purposes, but disallows deductions for expenses related to such amounts.

Shareholders are urged to consult their tax advisors with respect to the treatment of distributions from the Fund in their own states and localities.

X.  UNDERWRITERS

The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a sales charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. The Distributor does not receive an underwriting commission. In effecting sales of Fund shares under the Distribution Agreements, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders are not binding on the Fund until accepted by the Fund as principal.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act (the "Act"), repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies. The Act grants banks authority to conduct certain authorized activity through financial subsidiaries. In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plans to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution will result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

XI.  FINANCIAL STATEMENTS

The audited financial statements for the Fund for the fiscal year ended January 31, 2004 and the report therein of PricewaterhouseCoopers LLP are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

Description of Ratings*

Description of Moody's Investors Service, Inc.'s Two Highest Municipal Bond
Ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Con. (c) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (i) earnings of projects under construction, (ii) earnings of projects unseasoned in operating experience, (iii) rentals which begin when facilities are completed, or (iv) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Description of Moody's Investors Service, Inc.'s Two Highest Ratings of State and Municipal Notes and Other Short-Term Loans:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

MIG-1: Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2: Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Description of Standard & Poor's Rating Services Two Highest Debt Ratings:

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

Plus ( + ) or Minus ( - ): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Standard & Poor's does not provide ratings for state and municipal notes.

Description of Standard & Poor's Rating Services Two Highest Commercial Paper
Ratings:

A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody's Investors Service, Inc.'s Two Highest Commercial Paper
Ratings:

Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

______________________________________
* As described by the rating agencies.

                        CORPORATE EQUIVALENT YIELD TABLE
             (Based on Tax Rates Effective until December 31, 2004)

------------------------------------------------------------------------------------------------------------------------------------
                                            1. If Your Taxable Income Bracket Is. . .
--------------- ----------- ------------ ------------- --------------- ------------- ---------------- ----------------- ------------
Corporate           $0-     $50,001-     $75,001-       $100,001-      $335,001-    $10,000,001-     $15,000,001-       $18,333,334
Return           50,000        75,000     100,000         335,000      10,000,000     15,000,000       18,333,333         and over
--------------- ----------- ------------ ------------- --------------- ------------- ---------------- ----------------- ------------
------------------------------------------------------------------------------------------------------------------------------------
                                           2. Then Your Combined Income Tax Bracket Is . . .
------------------------------------------------------------------------------------------------------------------------------------
--------------- ----------- ------------ ------------- --------------- ------------- ---------------- ----------------- ------------
Federal
Tax Rate           15.00%      25.00%        34.00%         39.00%         34.00%         35.00%            38.00%           35.00%
--------------- ----------- ------------ ------------- --------------- ------------- ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- --------------- ------------- ---------------- ----------------- ------------
State
Tax Rate           7.50%        7.50%        7.50%          7.50%          7.50%           7.50%            7.50%             7.50%
--------------- ----------- ------------ ------------- --------------- ------------- ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- --------------- ------------- ---------------- ----------------- ------------
Combined
Marginal
Tax Rate           21.38%      30.63%        38.95%         43.58%         38.95%         39.88%            42.65%           39.88%
--------------- ----------- ------------ ------------- --------------- ------------- ---------------- ----------------- ------------
------------------------------------------------------------------------------------------------------------------------------------
                                 3. Now Compare Your Tax Free Income Yields With Taxable Income Yields
------------------------------------------------------------------------------------------------------------------------------------
--------------- --------------------------------------------------------------------------------------------------------------------
Tax Exempt                                                Equivalent Taxable Investment Yield
Yield                                                     Required to Match Tax Exempt Yield
--------------- --------------------------------------------------------------------------------------------------------------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    1.00%          1.27%        1.44%        1.64%           1.77%          1.64%          1.66%            1.74%             1.66%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    1.50%          1.91%        2.16%        2.46%           2.66%          2.46%          2.49%            2.62%             2.49%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    2.00%          2.54%        2.88%        3.28%           3.54%          3.28%          3.33%            3.49%             3.33%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    2.50%          3.18%        3.60%        4.10%           4.43%          4.10%          4.16%            4.36%             4.16%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    3.00%          3.82%        4.32%        4.91%           5.32%          4.91%          4.99%            5.23%             4.99%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    3.50%          4.45%        5.05%        5.73%           6.20%          5.73%          5.82%            6.10%             5.82%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    4.00%          5.09%        5.77%        6.55%           7.09%          6.55%          6.65%            6.97%             6.65%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    4.50%          5.72%        6.49%        7.37%           7.98%          7.37%          7.48%            7.85%             7.48%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    5.00%          6.36%        7.21%        8.19%           8.86%          8.19%          8.32%            8.72%             8.32%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    5.50%          7.00%        7.93%        9.01%           9.75%          9.01%          9.15%            9.59%             9.15%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------
    6.00%          7.63%        8.65%        9.83%          10.63%          9.83%          9.98%            10.46%            9.98%
--------------- ----------- ------------ ------------- ---------------- ------------ ---------------- ----------------- ------------

To use this chart, find the applicable level of taxable income based on your tax filing status in section one. Then read down to section two to determine your combined tax bracket and, in section three, to see the equivalent taxable yields for each of the tax free income yields given.

                         TAXABLE EQUIVALENT YIELD TABLE
             (Based on Tax Rates Effective until December 31, 2004)


--------------------------------------------------------------------------------------------------------------------------
                                       1. If Your Taxable Income Bracket Is . ..
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
Single                 $7,150-         $10,001-           $29,051-        $70,351-           $146,751-       $319,101
Return                  10,000           29,050             70,350         146,750             319,100       and over
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
Joint                $14,300-                                            $117,251-                            $319,101
Return                 20,000        $20,001-58,100   $58,101-117,250      178,650        $178,651-319,100      and over
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
--------------------------------------------------------------------------------------------------------------------------
                                     2. Then Your Combined Income Tax Rate Is .. .
--------------------------------------------------------------------------------------------------------------------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
Federal
Tax Rate               15.00%          15.00%             25.00%            28.00%          33.00%             35.00%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
State
Tax Rate                3.00%           5.00%              5.00%             5.00%           5.00%              5.00%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
Combined
Tax Rate               17.55%          19.25%              28.75%           31.60%          36.35%             38.25%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
--------------------------------------------------------------------------------------------------------------------------
                          3. Now Compare Your Tax Free Income Yields With Taxable Income Yields
--------------------------------------------------------------------------------------------------------------------------
------------------ -------------------------------------------------------------------------------------------------------
Tax                                                   Equivalent Taxable Investment Yield
Exempt                                                Required to Match Tax Exempt Yield
Yield
------------------ -------------------------------------------------------------------------------------------------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      1.00%             1.21%            1.24%             1.40%             1.46%            1.57%           1.62%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      1.50%             1.82%            1.86%             2.11%             2.19%            2.36%           2.43%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      2.00%             2.43%            2.48%             2.81%             2.92%            3.14%           3.24%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      2.50%             3.03%            3.10%             3.51%             3.65%            3.93%           4.05%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      3.00%             3.64%            3.72%             4.21%             4.39%            4.71%           4.86%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      3.50%             4.24%            4.33%             4.91%             5.12%            5.50%           5.67%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      4.00%             4.85%            4.95%             5.61%             5.85%            6.28%           6.48%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      4.50%             5.46%            5.57%             6.32%             6.58%            7.07%           7.29%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      5.00%             6.06%            6.19%             7.02%             7.31%            7.86%           8.10%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      5.50%             6.67%            6.81%             7.72%             8.04%            8.64%           8.91%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------
      6.00%             7.28%            7.43%             8.42%             8.77%            9.43%           9.72%
------------------ --------------- ----------------- ----------------- ---------------- ----------------- ----------------

To use this chart, find the applicable level of taxable income based on your tax filing status in section one. Then read down to section two to determine your combined tax bracket and, in section three, to see the equivalent taxable yields for each of the tax free income yields given.